UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-09086

TD ASSET MANAGEMENT USA FUNDS INC.

(FORMERLY KNOWN AS “TD WATERHOUSE FAMILY OF FUNDS, INC.”)

(Exact name of registrant as specified in charter)

399 Park Avenue, New York, NY 10022
(Address of principal executive offices)	(Zip code)

R. Michael Thorfinnson, President, TD Asset Management USA Funds Inc.,399 Park Avenue, New York, NY 10022
(Name and address of agent for service)

Registrant’s telephone number, including area code: 646-828-3653

Date of fiscal year end: January 31, 2017

Date of reporting period: April 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in§§ 210.12-12 - 12-14 of Regulation S-X [17 CFR 210.12-12 - 12-14]. The schedules need not be audited.

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Short-Term Bond Fund • Schedule of Investments

April 30, 2016 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
CORPORATE OBLIGATIONS†† — 58.0%
CONSUMER DISCRETIONARY — 7.6%
BMW US Capital
2.00%, 4/11/21 (A)	$100,000	$100,351
Comcast
5.70%, 5/15/18	430,000	469,886
Daimler Finance North America
1.65%, 5/18/18 (A)	500,000	501,265
Ford Motor Credit
2.38%, 1/16/18	700,000	708,525
2.02%, 5/3/19	250,000	250,000
1.87%, 5/9/16	250,000	250,036
1.72%, 12/6/17	845,000	846,264
Time Warner
2.10%, 6/1/19	275,000	279,183
Volkswagen Group of America Finance
1.65%, 5/22/18 (A)	250,000	247,684
1.60%, 11/20/17 (A)	665,000	662,828
		4,316,022
CONSUMER STAPLES — 3.0%
Anheuser-Busch InBev Finance
2.65%, 2/1/21	100,000	102,704
1.90%, 2/1/19	300,000	304,300
1.25%, 1/17/18	400,000	401,332
CVS Health
5.75%, 6/1/17	850,000	892,763
		1,701,099
ENERGY — 10.6%
Canadian Natural Resources
5.70%, 5/15/17	375,000	386,453
1.75%, 1/15/18	800,000	786,517
Chevron
1.37%, 3/2/18	300,000	301,260
ConocoPhillips
1.50%, 5/15/18	275,000	273,537
Enterprise Products Operating
6.50%, 1/31/19	100,000	111,572
1.65%, 5/7/18	300,000	300,199
Enterprise Products Partners
6.30%, 9/15/17	850,000	902,969
Exxon Mobil
1.31%, 3/6/18	150,000	150,925
Petro-Canada
6.05%, 5/15/18	150,000	160,392
Phillips 66
2.95%, 5/1/17	525,000	534,807
Shell International Finance BV
1.90%, 8/10/18	250,000	253,350
Statoil
0.91%, 5/15/18	350,000	346,866
Suncor Energy
6.10%, 6/1/18	200,000	214,455
TransCanada PipeLines
3.13%, 1/15/19	150,000	153,366
1.63%, 11/9/17	1,100,000	1,100,344
		5,977,012
FINANCIALS — 27.7%
AvalonBay Communities MTN
5.75%, 9/15/16	95,000	96,525
Bank of America
3.88%, 3/22/17	505,000	516,170
2.00%, 1/11/18	1,000,000	1,004,632
Bank of America MTN
2.63%, 10/19/20	250,000	252,259
2.63%, 4/19/21	200,000	201,334
Bank of Nova Scotia
2.05%, 6/5/19	300,000	302,573
1.70%, 6/11/18	250,000	251,195
BB&T MTN
2.25%, 2/1/19	645,000	658,188
Boston Properties
3.70%, 11/15/18	443,000	464,228
Caisse Centrale Desjardins
1.30%, 1/29/18 (A)	200,000	199,409
Citigroup
2.50%, 9/26/18	575,000	585,200
2.40%, 2/18/20	150,000	151,180
1.55%, 8/14/17	1,100,000	1,100,965
Commonwealth Bank of Australia NY
2.25%, 3/13/19	155,000	157,067
1.40%, 9/8/17	410,000	410,872
Commonwealth Bank of Australia NY MTN
2.30%, 3/12/20	150,000	151,750
Goldman Sachs Group
2.38%, 1/22/18	400,000	405,060
1.29%, 5/22/17	375,000	374,922
JPMorgan Chase
6.00%, 10/1/17	1,150,000	1,221,361
1.59%, 1/23/20	100,000	100,099
JPMorgan Chase MTN
1.70%, 3/1/18	675,000	677,761
Metropolitan Life Global Funding I
2.30%, 4/10/19 (A)	310,000	315,790
1.50%, 1/10/18 (A)	215,000	215,913
Metropolitan Life Global Funding I MTN
1.95%, 12/3/18 (A)	150,000	151,585
PNC Bank
1.50%, 2/23/18	1,350,000	1,355,164
Royal Bank of Canada MTN
2.15%, 3/15/19	360,000	365,392
2.15%, 3/6/20	150,000	153,360
2.00%, 12/10/18	400,000	405,066
Simon Property Group
2.20%, 2/1/19	250,000	255,156
1.50%, 2/1/18 (A)	130,000	130,535
US Bancorp MTN
1.65%, 5/15/17	215,000	216,364
Ventas Realty
2.00%, 2/15/18	495,000	496,409
1.55%, 9/26/16	275,000	275,401
Wells Fargo
6.00%, 11/15/17	200,000	213,904
2.50%, 3/4/21	100,000	101,595
2.13%, 4/22/19	250,000	254,516
1.50%, 1/16/18	100,000	100,430
Wells Fargo MTN
2.60%, 7/22/20	125,000	128,127
1.40%, 9/8/17	250,000	250,665
1.27%, 4/23/18	1,000,000	1,000,465
		15,668,587

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Short-Term Bond Fund • Schedule of Investments

April 30, 2016 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
HEALTH CARE — 0.2%
Amgen
2.20%, 5/22/19	$125,000	$127,644

INDUSTRIALS — 1.7%
GE Capital International Funding
2.34%, 11/15/20 (A)	250,000	255,779
General Electric
5.25%, 12/6/17	410,000	437,840
Lockheed Martin
2.50%, 11/23/20	100,000	102,878
1.85%, 11/23/18	150,000	152,096
		948,593
INFORMATION TECHNOLOGY — 0.4%
Cisco Systems
1.60%, 2/28/19	200,000	202,581

TELECOMMUNICATION SERVICES — 5.3%
AT&T
2.45%, 6/30/20	250,000	253,914
1.60%, 2/15/17	325,000	326,333
1.40%, 12/1/17	1,000,000	1,000,073
Verizon Communications
3.65%, 9/14/18	250,000	263,259
2.38%, 9/14/18	750,000	769,943
1.04%, 6/9/17	400,000	400,296
		3,013,818
UTILITIES — 1.5%
Duke Energy Carolinas
7.00%, 11/15/18	250,000	284,583
PacifiCorp
5.65%, 7/15/18	220,000	241,184
5.50%, 1/15/19	280,000	309,254
		835,021
TOTAL CORPORATE OBLIGATIONS		32,790,377
U.S. TREASURY OBLIGATIONS — 28.1%
U.S. Treasury Inflation Indexed Bonds
0.13%, 4/15/20	303,753	310,152
U.S. Treasury Note
1.38%, 8/31/20	115,000	115,800
1.25%, 12/15/18	1,450,000	1,464,274
1.00%, 5/15/18 to 6/30/19	3,750,000	3,763,615
0.88%, 7/15/17 to 7/15/18	3,400,000	3,407,632
0.75%, 10/31/17	1,000,000	1,000,625
U.S. Treasury STRIPS
3.99%, 2/15/18 (B)	1,500,000	1,479,095
0.72%, 11/15/17 (B)	2,850,000	2,818,325
0.53%, 8/15/17 (B)	1,540,000	1,527,062
TOTAL U.S. TREASURY OBLIGATIONS		15,886,580
U.S. GOVERNMENT AGENCY OBLIGATIONS — 7.9%
FANNIE MAE — 3.9%
10.00%, 2/1/25 (C)	2,504	2,596
9.50%, 8/1/22 (C)	1,148	1,202
7.50%, 6/1/16 to 3/01/31 (C)	20,397	21,361
7.00%, 9/1/16 to 7/01/31 (C)	15,408	15,507
6.50%, 8/1/16 to 11/01/37 (C)	590,468	651,300
6.00%, 5/1/16 to 5/01/38 (C)	582,029	647,310
5.50%, 6/1/18 to 6/01/24 (C)	401,264	424,887
5.00%, 3/1/23 (C)	9,298	9,984
4.50%, 5/1/18 to 1/01/19 (C)	103,457	106,622
4.00%, 5/1/23 (C)	85,521	90,492
3.76%, 6/25/21 (C)	190,000	205,976
		2,177,237
FREDDIE MAC — 1.9%
9.00%, 6/1/16 to 7/01/30 (C)	3,277	3,841
8.00%, 2/1/17 (C)	459	461
7.00%, 3/1/17 to 7/01/17 (C)	13,238	13,403
6.50%, 4/1/17 to 2/01/19 (C)	4,831	4,916
6.00%, 11/1/17 to 8/01/24 (C)	96,046	101,067
5.50%, 12/1/17 to 2/01/37 (C)	554,239	592,670
5.00%, 10/1/23 (C)	23,659	24,370
4.50%, 4/1/21 to 1/01/25 (C)	27,467	29,255
3.00%, 9/1/21 (C)	308,816	323,228
		1,093,211
GINNIE MAE — 2.1%
7.00%, 12/15/23 to 12/15/38	274,557	315,812
6.50%, 5/15/17 to 7/15/29	25,676	27,598
6.00%, 12/15/16 to 2/15/32	235,095	247,057
5.50%, 10/15/23	372,500	403,786
4.50%, 11/15/23 to 7/15/24	147,134	153,260
4.00%, 3/15/19	43,709	45,951
		1,193,464
TOTAL U.S. GOVERNMENT AGENCY OBLIGATION		4,463,912
REGIONAL GOVERNMENT OBLIGATIONS — 3.3%
Province of Quebec Canada
4.63%, 5/14/18	1,200,000	1,282,055
Province of Ontario Canada
2.00%, 1/30/19	575,000	583,396

TOTAL REGIONAL GOVERNMENT OBLIGATIONS		1,865,451
MUNICIPAL OBLIGATION — 0.2%
City & County of Honolulu, Hawaii, GO
4.48%, 9/1/17	110,000	115,201
TOTAL MUNICIPAL OBLIGATIONS		115,201
REPURCHASE AGREEMENT — 2.3%
Counterparty: Bank of Nova Scotia
0.280% dated 4/29/16, due 05/2/16
in the amount of $1,294,030, fully collateralized by a $1,320,000 U.S. Government Obligation, coupon 1.30%, maturity 02/26/19, value $1,320,812	1,294,000	1,294,000
TOTAL REPURCHASE AGREEMENT		1,294,000
TOTAL INVESTMENTS
(Cost $56,001,613)† — 99.8%		56,415,521
OTHER ASSETS AND LIABILITIES, NET — 0.2%		137,155
NET ASSETS — 100.0%		$56,552,676

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Short-Term Bond Fund • Schedule of Investments

April 30, 2016 (unaudited)

†	At April 30, 2016, the tax basis cost of the Fund's investments was $56,001,613, and the unrealized appreciation and depreciation were $459,670 and $(45,762), respectively.
††	More narrow industries are utilized for compliance purposes.
(A)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2016, these securities amounted to $2,781,139 or 4.9% of net assets of the Fund.
(B)	The rate shown is the effective yield at time of purchase.
(C)	The Federal Housing Finance Agency ("FHFA") placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.

GO — General Obligation
MTN — Medium Term Note
STRIPS — Separately Traded Registered Interest and Principal Securities

As of April 30, 2016, all of the Fund’s investments in securities were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended April 30, 2016, there have been no transfers between Level 1, Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes to Financial Statements.

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Core Bond Fund • Schedule of Investments

April 30, 2016 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
CORPORATE OBLIGATIONS — 46.3%
CONSUMER DISCRETIONARY — 4.7%
21st Century Fox America
3.00%, 9/15/22	$75,000	$77,950
BMW US Capital
2.00%, 4/11/21 (A)	95,000	95,334
Comcast
5.70%, 5/15/18	200,000	218,552
Ford Motor Credit
2.38%, 1/16/18	625,000	632,612
2.02%, 5/3/19	125,000	125,000
1.72%, 12/6/17	280,000	280,419
Time Warner
2.10%, 6/1/19	200,000	203,042
Volkswagen Group of America Finance
1.65%, 5/22/18 (A)	100,000	99,074
1.60%, 11/20/17 (A)	213,000	212,304
		1,944,287
CONSUMER STAPLES — 1.8%
Anheuser-Busch InBev Finance
2.65%, 2/1/21	50,000	51,352
2.63%, 1/17/23	225,000	226,871
1.90%, 2/1/19	200,000	202,866
CVS Health
2.75%, 12/1/22	264,000	269,564
		750,653
ENERGY — 8.2%
Canadian Natural Resources
5.70%, 5/15/17	145,000	149,429
3.80%, 4/15/24	198,000	187,310
1.75%, 1/15/18	104,000	102,247
Chevron
1.37%, 3/2/18	100,000	100,420
ConocoPhillips
3.35%, 11/15/24	72,000	72,151
Enbridge Energy Partners
4.38%, 10/15/20	50,000	50,526
Enterprise Products Operating
6.50%, 1/31/19	50,000	55,786
3.75%, 2/15/25	175,000	180,575
3.35%, 3/15/23	76,000	77,163
2.55%, 10/15/19	88,000	89,449
1.65%, 5/7/18	525,000	525,349
Husky Energy
3.95%, 4/15/22	250,000	251,223
Kinder Morgan Energy Partners
2.65%, 2/1/19	60,000	59,387
Occidental Petroleum
3.50%, 6/15/25	100,000	104,975
Phillips 66
4.30%, 4/1/22	80,000	86,960
2.95%, 5/1/17	287,000	292,361
Shell International Finance BV
2.13%, 5/11/20	245,000	248,300
Suncor Energy
6.10%, 6/1/18	100,000	107,227
3.60%, 12/1/24	185,000	187,798
TransCanada PipeLines
3.13%, 1/15/19	250,000	255,610
2.50%, 8/1/22	240,000	231,315
		3,415,561
FINANCIALS — 22.4%
AvalonBay Communities MTN
3.50%, 11/15/25	225,000	234,834
Bank of America
2.00%, 1/11/18	281,000	282,302
Bank of America MTN
4.10%, 7/24/23	180,000	191,554
3.88%, 8/1/25	150,000	155,767
3.30%, 1/11/23	125,000	127,035
2.63%, 10/19/20	225,000	227,033
2.63%, 4/19/21	125,000	125,834
Bank of Nova Scotia
4.50%, 12/16/25	125,000	128,821
Berkshire Hathaway Finance
3.00%, 5/15/22	225,000	236,246
Boston Properties
3.70%, 11/15/18	100,000	104,792
Branch Banking & Trust
3.63%, 9/16/25	250,000	261,873
CDP Financial
4.40%, 11/25/19 (A)	100,000	109,627
Citigroup
3.75%, 6/16/24	242,000	252,051
3.40%, 5/1/26	125,000	125,443
2.40%, 2/18/20	399,000	402,140
1.55%, 8/14/17	255,000	255,224
ERP Operating
4.63%, 12/15/21	89,000	99,998
3.38%, 6/1/25	150,000	155,880
General Electric Capital
2.10%, 12/11/19	80,000	82,077
Goldman Sachs Group
2.38%, 1/22/18	75,000	75,949
1.29%, 5/22/17	100,000	99,979
HSBC Holdings
3.40%, 3/8/21	125,000	129,474
JPMorgan Chase
6.00%, 10/1/17	575,000	610,680
3.90%, 7/15/25	140,000	148,373
3.20%, 1/25/23	180,000	184,942
1.59%, 1/23/20	100,000	100,099
JPMorgan Chase & Co.
2.55%, 3/1/21	100,000	101,403
Metropolitan Life Global Funding I
3.88%, 4/11/22 (A)	100,000	107,353
3.00%, 1/10/23 (A)	100,000	100,788
2.30%, 4/10/19 (A)	236,000	240,408
PNC Bank
2.95%, 2/23/25	235,000	236,997
2.25%, 7/2/19	140,000	142,726
1.95%, 3/4/19	250,000	252,702
1.50%, 2/23/18	199,000	199,761
PNC Bank MTN
3.25%, 6/1/25	75,000	77,734
Royal Bank of Canada MTN
4.65%, 1/27/26	200,000	208,430
2.15%, 3/15/19	214,000	217,205
2.15%, 3/6/20	185,000	189,145
Simon Property Group
1.50%, 2/1/18 (A)	172,000	172,707
US Bancorp MTN
1.95%, 11/15/18	300,000	305,367

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Core Bond Fund • Schedule of Investments

April 30, 2016 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Ventas Realty
3.25%, 8/15/22	$152,000	$152,811
2.00%, 2/15/18	189,000	189,538
Wells Fargo
2.50%, 3/4/21	250,000	253,989
1.50%, 1/16/18	351,000	352,509
Wells Fargo MTN
4.10%, 6/3/26	290,000	305,070
3.45%, 2/13/23	515,000	527,532
1.27%, 4/23/18	88,000	88,041
		9,330,243
HEALTH CARE — 0.1%
Amgen
2.20%, 5/22/19	50,000	51,058

INDUSTRIALS — 3.1%
GE Capital International Funding
3.37%, 11/15/25 (A)	170,000	181,586
2.34%, 11/15/20 (A)	60,000	61,387
General Electric Capital MTN
2.20%, 1/9/20	250,000	256,421
Lockheed Martin
3.35%, 9/15/21	100,000	106,714
2.50%, 11/23/20	100,000	102,879
1.85%, 11/23/18	100,000	101,397
Raytheon
3.13%, 10/15/20	228,000	242,406
2.50%, 12/15/22	225,000	230,884
		1,283,674
INFORMATION TECHNOLOGY — 1.5%
Apple
2.85%, 5/6/21	229,000	240,652
Cisco Systems
2.13%, 3/1/19	100,000	102,578
1.60%, 2/28/19	100,000	101,290
International Business Machines
3.63%, 2/12/24	175,000	189,624
		634,144
TELECOMMUNICATION SERVICES — 3.2%
AT&T
5.80%, 2/15/19	165,000	183,284
3.40%, 5/15/25	100,000	101,654
2.45%, 6/30/20	200,000	203,132
Verizon Communications
5.15%, 9/15/23	92,000	105,808
3.65%, 9/14/18	144,000	151,637
3.50%, 11/1/24	50,000	52,123
2.45%, 11/1/22	325,000	324,292
2.38%, 9/14/18	200,000	205,318
		1,327,248
UTILITIES — 1.3%
Consolidated Edison Co. of New York
3.30%, 12/1/24	120,000	125,619
Duke Energy Carolinas
7.00%, 11/15/18	50,000	56,916
PacifiCorp
5.50%, 1/15/19	188,000	207,642
2.95%, 2/1/22	125,000	130,655
		520,832
TOTAL CORPORATE OBLIGATIONS		19,257,700
U.S. GOVERNMENT AGENCY OBLIGATIONS — 24.1%
FANNIE MAE — 17.8%
6.00%, 10/1/38 (B)	49,620	57,106
5.50%, 2/1/38 (B)	44,554	49,999
5.00%, 6/1/40 (B)	224,562	249,795
4.50%, 4/1/41 to 9/01/43 (B)	739,013	806,351
4.00%, 2/1/26 to 11/01/44 (B)	1,253,961	1,346,682
3.76%, 6/25/21 (B)	200,000	216,816
3.50%, 12/1/25 to 9/01/42 (B)	1,556,944	1,643,094
3.00%, 9/1/42 to 10/01/43 (B)	1,924,706	1,978,157
2.94%, 1/25/26 (B)	200,000	207,440
2.92%, 8/25/21 (B)	135,000	140,581
2.72%, 10/25/24 (B)	210,000	215,224
2.61%, 10/25/21 (B)	370,000	383,791
2.50%, 3/1/26 (B)	88,727	91,803
		7,386,839
FREDDIE MAC — 2.7%
6.25%, 7/15/32 (B)	138,000	200,832
5.00%, 8/1/35 to 4/01/40 (B)	559,309	617,086
4.00%, 6/1/25 (B)	113,228	120,644
3.50%, 1/1/41 (B)	173,374	181,939
		1,120,501
GINNIE MAE — 3.6%
5.50%, 4/15/35	73,421	83,140
4.50%, 10/15/40	54,084	59,153
4.00%, 10/15/40 to 7/15/45	528,140	567,844
3.50%, 12/15/40 to 8/15/42	741,316	783,107
		1,493,244
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		10,000,584
U.S. TREASURY OBLIGATIONS — 18.8%
U.S. Treasury Bonds
5.50%, 8/15/28	375,000	518,862
5.25%, 2/15/29	275,000	375,644
4.50%, 2/15/36 to 5/15/38	1,190,000	1,620,459
4.25%, 5/15/39	925,000	1,214,677
2.75%, 11/15/42	1,325,000	1,355,382
2.50%, 2/15/45	180,000	173,897
U.S. Treasury Inflation Indexed Bonds
0.38%, 7/15/25	49,993	51,339
0.13%, 4/15/20	202,502	206,768
U.S. Treasury Notes
2.00%, 8/15/25	125,000	127,129
1.50%, 1/31/22	232,000	232,779
1.25%, 2/29/20 to 3/31/21	880,000	882,582
0.88%, 7/15/18 to 4/15/19	690,000	690,320
U.S. Treasury STRIPS
1.46%, 5/15/20 (C)	400,000	380,890
TOTAL U.S. TREASURY OBLIGATIONS		7,830,728
REGISTERED INVESTMENT COMPANY — 4.5%
iShares MBS ETF	17,267	1,889,010

TOTAL REGISTERED INVESTMENT COMPANY		1,889,010

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Core Bond Fund • Schedule of Investments

April 30, 2016 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
REGIONAL GOVERNMENT OBLIGATIONS — 2.7%
Province of Quebec Canada
2.75%, 8/25/21	$175,000	$182,504
Province of Ontario Canada
2.00%, 1/30/19	920,000	933,435

TOTAL REGIONAL GOVERNMENT OBLIGATIONS		1,115,939
REPURCHASE AGREEMENT — 4.7%
Counterparty: Bank of Nova Scotia
0.280% dated 4/29/16, due 05/2/16
in the amount of $1,949,045, fully collateralized by U.S. Government Obligations, par value $5,000 - $1,980,000, coupon range 1.30% - 6.63%, maturity range 2/26/19 - 11/15/30, value $1,988,744	1,949,000	1,949,000
TOTAL REPURCHASE AGREEMENT		1,949,000
TOTAL INVESTMENTS
(Cost $41,682,320)†— 101.1%		42,042,961
OTHER ASSETS AND LIABILITIES, NET — (1.1)%		(445,875)
NET ASSETS — 100.0%		$41,597,086

†	At April 30, 2016, the tax basis cost of the Fund's investments was $41,682,320, and the unrealized appreciation and depreciation were $445,157 and $(84,516), respectively.
(A)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2016, these securities amounted to $1,380,568 or 3.3% of net assets of the Fund.
(B)	The Federal Housing Finance Agency ("FHFA") placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.
(C)	The rate shown is the effective yield at time of purchase.

ETF — Exchange-Traded Fund
MBS — Mortgage Backed Security
MTN — Medium Term Note
STRIPS — Separately Traded Registered Interest and Principal Securities

The following is a list of the inputs used as of April 30, 2016, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$19,257,700	$—	$19,257,700
U.S. Government Agency Obligations	—	10,000,584	—	10,000,584
U.S. Treasury Obligations	—	7,830,728	—	7,830,728
Registered Investment Company	1,889,010	—	—	1,889,010
Regional Government Obligations	—	1,115,939	—	1,115,939
Repurchase Agreement	—	1,949,000	—	1,949,000
Total Investments in Securities	$1,889,010	$40,153,951	$—	$42,042,961

For the period ended of April 30, 2016, there have been no transfers between Level 1, Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes to Financial Statements.

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM High Yield Bond Fund • Schedule of Investments

April 30, 2016 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
CORPORATE OBLIGATIONS — 95.1%
CONSUMER DISCRETIONARY — 24.5%
American Greetings
7.38%, 12/1/21	$58,000	$59,740
Best Buy
5.50%, 3/15/21	160,000	170,800
CCO Holdings
7.38%, 6/1/20	182,000	188,734
5.13%, 5/1/23 (A)	36,000	36,720
DISH DBS
7.88%, 9/1/19	51,000	56,227
4.63%, 7/15/17	73,000	74,734
GameStop
6.75%, 3/15/21 (A)	68,000	66,997
Goodyear Tire & Rubber
7.00%, 5/15/22	117,000	126,360
6.50%, 3/1/21	50,000	52,656
Hilton Worldwide Finance
5.63%, 10/15/21	10,000	10,415
L Brands
8.50%, 6/15/19	117,000	138,060
6.63%, 4/1/21	10,000	11,375
Lear
4.75%, 1/15/23	146,000	151,110
Levi Strauss
6.88%, 5/1/22	58,000	62,205
Mattamy Group
6.50%, 11/15/20 (A)	73,000	70,719
PVH
4.50%, 12/15/22	169,000	174,704
Shearers Foods
9.00%, 11/1/19 (A)	55,000	58,300
Sinclair Televison Group
5.38%, 4/1/21	188,000	195,050
Sirius XM Radio
5.75%, 8/1/21 (A)	10,000	10,488
5.25%, 8/15/22 (A)	29,000	30,522
4.63%, 5/15/23 (A)	73,000	72,270
4.25%, 5/15/20 (A)	43,000	43,806
TEGNA
7.13%, 9/1/18	8,000	8,130
6.38%, 10/15/23	10,000	10,800
4.88%, 9/15/21 (A)	50,000	51,000
WMG Acquisition
6.00%, 1/15/21 (A)	83,000	85,283
		2,017,205
CONSUMER STAPLES — 3.7%
Constellation Brands
7.25%, 5/15/17	88,000	92,730
3.75%, 5/1/21	109,000	113,087
Smithfield Foods
5.88%, 8/1/21 (A)	36,000	37,530
Spectrum Brands
6.38%, 11/15/20	58,000	61,206
		304,553
ENERGY — 2.1%
CHC Helicopter
9.25%, 10/15/20	7,000	3,115
Chesapeake Energy
8.00%, 12/15/22 (A)	68,000	46,240
MEG Energy
6.50%, 3/15/21 (A)	40,000	31,400
Peabody Energy
6.50%, 9/15/20 (B)	55,000	5,637
6.25%, 11/15/21 (B)	73,000	7,665
6.00%, 11/15/18 (B)	131,000	13,166
Precision Drilling
6.50%, 12/15/21	73,000	62,780
		170,003
FINANCIALS — 9.2%
Ally Financial
7.50%, 9/15/20	78,000	87,555
6.25%, 12/1/17	58,000	60,392
3.75%, 11/18/19	10,000	9,975
3.60%, 5/21/18	10,000	10,050
3.25%, 11/5/18	50,000	49,875
CBRE Services
5.00%, 3/15/23	159,000	164,033
CIT Group
6.63%, 4/1/18 (A)	15,000	15,806
5.50%, 2/15/19 (A)	91,000	95,323
3.88%, 2/19/19	28,000	28,140
Denali International
5.63%, 10/15/20 (A)	102,000	107,355
Iron Mountain
6.00%, 8/15/23	73,000	77,563
Lamar Media
5.00%, 5/1/23	10,000	10,400
MSCI
5.25%, 11/15/24 (A)	40,000	41,800
		758,267
HEALTH CARE — 8.9%
CHS
5.13%, 8/15/18	156,000	157,950
5.13%, 8/1/21	25,000	25,073
HCA
6.50%, 2/15/20	179,000	198,242
5.25%, 6/15/26	80,000	83,100
Kinetic Concepts
10.50%, 11/1/18	131,000	132,395
7.88%, 2/15/21 (A)	20,000	21,625
Valeant Pharmaceuticals International
6.75%, 8/15/18 (A)	91,000	87,815
6.75%, 8/15/21 (A)	30,000	26,400
		732,600
INDUSTRIALS — 13.8%
ADT
2.25%, 7/15/17	18,000	18,225
AECOM
5.75%, 10/15/22	29,000	30,232
Bombardier
7.50%, 3/15/18 (A)	58,000	59,088
Case New Holland
7.88%, 12/1/17	58,000	61,770
Hertz
6.75%, 4/15/19	73,000	74,294
5.88%, 10/15/20	120,000	121,861
International Lease Finance
8.75%, 3/15/17	146,000	153,738
6.25%, 5/15/19	55,000	59,675

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM High Yield Bond Fund • Schedule of Investments

April 30, 2016 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Navistar International
8.25%, 11/1/21	$78,000	$55,770
Nielsen Finance
5.00%, 4/15/22 (A)	111,000	113,220
4.50%, 10/1/20	73,000	75,008
Nielsen Luxembourg
5.50%, 10/1/21 (A)	22,000	22,935
RR Donnelley & Sons
7.88%, 3/15/21	123,000	127,305
6.50%, 11/15/23	36,000	33,660
Spirit Aerosystems
6.75%, 12/15/20	73,000	75,646
Terex
6.50%, 4/1/20	58,000	58,029
		1,140,456
INFORMATION TECHNOLOGY — 6.9%
Advanced Micro Devices
7.75%, 8/1/20	67,000	54,270
Jabil Circuit
5.63%, 12/15/20	117,000	123,581
Match Group
6.75%, 12/15/22 (A)	146,000	148,920
Micron Technology
5.88%, 2/15/22	10,000	8,825
5.25%, 8/1/23 (A)	166,000	134,130
5.25%, 1/15/24 (A)	10,000	8,025
Seagate HDD Cayman
4.75%, 6/1/23	50,000	38,836
Western Digital
10.50%, 4/1/24 (A)	50,000	48,625
		565,212
MATERIALS — 10.7%
AK Steel
7.63%, 5/15/20	88,000	74,800
Ashland
4.75%, 8/15/22	51,000	51,293
Ball
4.00%, 11/15/23	109,000	107,883
Celanese US Holdings
4.63%, 11/15/22	55,000	56,623
First Quantum Minerals
7.00%, 2/15/21 (A)	50,000	40,750
6.75%, 2/15/20 (A)	50,000	41,625
HudBay Minerals
9.50%, 10/1/20	29,000	24,650
Lundin Mining
7.50%, 11/1/20 (A)	73,000	73,730
NOVA Chemicals
5.25%, 8/1/23 (A)	25,000	25,250
Resolute Forest Products
5.88%, 5/15/23	110,000	82,775
Steel Dynamics
6.13%, 8/15/19	140,000	145,075
Teck Resources
4.75%, 1/15/22	70,000	58,100
United States Steel
7.38%, 4/1/20	98,000	92,365
7.00%, 2/1/18	10,000	10,200
		885,119
TELECOMMUNICATION SERVICES — 12.9%
CenturyLink
6.45%, 6/15/21	146,000	148,920
Frontier Communications
11.00%, 9/15/25 (A)	120,000	121,200
8.50%, 4/15/20	18,000	19,035
Intelsat Jackson Holdings
7.25%, 10/15/20	58,000	42,340
Sable International Finance
6.88%, 8/1/22 (A)	200,000	205,250
SBA Communications
4.88%, 7/15/22	128,000	128,881
SBA Telecommunications
5.75%, 7/15/20	30,000	30,975
Sprint
7.88%, 9/15/23	36,000	28,080
Sprint Capital
6.90%, 5/1/19	46,000	42,090
Sprint Nextel
6.00%, 12/1/16	88,000	88,440
T-Mobile USA
6.73%, 4/28/22	36,000	37,890
6.63%, 11/15/20	88,000	91,080
6.25%, 4/1/21	73,000	76,102
		1,060,283
UTILITIES — 2.4%
Calpine
7.88%, 1/15/23 (A)	56,000	59,780
6.00%, 1/15/22 (A)	20,000	21,125
NRG Energy
7.88%, 5/15/21	25,000	25,990
7.63%, 1/15/18	88,000	94,160
		201,055
TOTAL CORPORATE OBLIGATIONS		7,834,753
TOTAL INVESTMENTS
(Cost $8,209,956)† — 95.1%		7,834,753
OTHER ASSETS AND LIABILITIES, NET — 4.9%		407,386
NET ASSETS — 100.0%		$8,242,139

†	At April 30, 2016, the tax basis cost of the Fund's investments was $8,209,956, and the unrealized appreciation and depreciation were $164,912 and $(540,115), respectively.
(A)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2016, these securities amounted to $2,161,052 or 26.2% of net assets of the Fund.
(B)	Security is in default on interest payments.

As of April 30, 2016, all of the Fund’s investments in securities were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended of April 30, 2016, there have been no transfers between Level 1, Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes to Financial Statements.

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM 1- to 5-Year Corporate Bond Portfolio • Schedule of Investments

April 30, 2016 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
CORPORATE OBLIGATIONS†† — 84.1%
CONSUMER DISCRETIONARY — 9.0%
21st Century Fox America
4.50%, 2/15/21	$200,000	$221,872
BMW US Capital
2.00%, 4/11/21 (A)	300,000	301,053
Comcast
5.70%, 5/15/18	454,000	496,112
Daimler Finance North America
1.65%, 5/18/18 (A)	730,000	731,846
Ford Motor Credit
2.38%, 1/16/18	1,369,000	1,385,673
2.02%, 5/3/19	450,000	450,000
NBCUniversal Enterprise
1.97%, 4/15/19 (A)	325,000	330,235
Time Warner
2.10%, 6/1/19	1,005,000	1,020,288
Volkswagen Group of America Finance
1.65%, 5/22/18 (A)	150,000	148,611
1.60%, 11/20/17 (A)	265,000	264,134
		5,349,824
CONSUMER STAPLES — 6.6%
Anheuser-Busch InBev Finance
2.65%, 2/1/21	425,000	436,493
1.90%, 2/1/19	740,000	750,606
1.25%, 1/17/18	416,000	417,385
Anheuser-Busch InBev Worldwide
1.38%, 7/15/17	256,000	257,109
Coca-Cola
1.65%, 11/1/18	405,000	411,775
CVS Health
5.75%, 6/1/17	434,000	455,835
2.25%, 12/5/18	900,000	920,614
PepsiCo
1.00%, 10/13/17	250,000	250,480
		3,900,297
ENERGY — 17.6%
Canadian Natural Resources
5.70%, 5/15/17	315,000	324,621
1.75%, 1/15/18	397,000	390,309
Chevron
1.72%, 6/24/18	500,000	504,777
1.37%, 3/2/18	380,000	381,596
ConocoPhillips
1.50%, 5/15/18	150,000	149,202
1.05%, 12/15/17	696,000	690,360
Enbridge Energy Partners
4.38%, 10/15/20	75,000	75,789
Enterprise Products Operating
6.50%, 1/31/19	210,000	234,301
2.55%, 10/15/19	415,000	421,835
1.65%, 5/7/18	525,000	525,349
Enterprise Products Partners
6.30%, 9/15/17	160,000	169,970
Exxon Mobil
1.31%, 3/6/18	700,000	704,315
Kinder Morgan Energy Partners
5.95%, 2/15/18	108,000	113,590
2.65%, 2/1/19	123,000	121,743
Occidental Petroleum
4.10%, 2/1/21	605,000	656,249
1.75%, 2/15/17	200,000	201,685
Petro-Canada
6.05%, 5/15/18	155,000	165,739
Phillips 66
2.95%, 5/1/17	780,000	794,570
Shell International Finance BV
2.13%, 5/11/20	670,000	679,024
1.90%, 8/10/18	300,000	304,020
Statoil
3.13%, 8/17/17	170,000	174,124
1.95%, 11/8/18	396,000	400,516
0.91%, 5/15/18	200,000	198,209
Suncor Energy
6.10%, 6/1/18	200,000	214,455
TransCanada PipeLines
3.13%, 1/15/19	700,000	715,707
1.88%, 1/12/18	225,000	225,193
1.63%, 11/9/17	835,000	835,261
		10,372,509
FINANCIALS — 33.0%
AvalonBay Communities MTN
5.75%, 9/15/16	212,000	215,404
3.63%, 10/1/20	475,000	502,707
Bank of America MTN
2.63%, 10/19/20	505,000	509,564
2.63%, 4/19/21	225,000	226,501
2.60%, 1/15/19	630,000	640,952
2.25%, 4/21/20	600,000	598,495
Bank of Montreal MTN
1.45%, 4/9/18	190,000	189,939
Bank of New York Mellon MTN
2.10%, 1/15/19	108,000	109,994
Bank of Nova Scotia
2.80%, 7/21/21	480,000	492,670
BB&T MTN
2.63%, 6/29/20	200,000	204,522
2.25%, 2/1/19	242,000	246,948
Berkshire Hathaway
2.10%, 8/14/19	673,000	690,375
Boston Properties
3.70%, 11/15/18	500,000	523,959
Caisse Centrale Desjardins
1.30%, 1/29/18 (A)	400,000	398,818
Canadian Imperial Bank of Commerce
1.55%, 1/23/18	209,000	209,229
CDP Financial
4.40%, 11/25/19 (A)	240,000	263,105
Citigroup
2.65%, 10/26/20	125,000	126,525
2.50%, 9/26/18	656,000	667,637
2.40%, 2/18/20	785,000	791,177
Commonwealth Bank of Australia NY MTN
2.30%, 3/12/20	490,000	495,717
General Electric Capital
2.10%, 12/11/19	560,000	574,542
Goldman Sachs Group
2.38%, 1/22/18	475,000	481,008
HSBC Holdings
3.40%, 3/8/21	300,000	310,737
John Deere Capital MTN
2.25%, 4/17/19	465,000	477,386

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM 1- to 5-Year Corporate Bond Portfolio • Schedule of Investments

April 30, 2016 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
JPMorgan Chase
6.00%, 10/1/17	$793,000	$842,208
2.20%, 10/22/19	690,000	698,995
1.59%, 1/23/20	100,000	100,099
JPMorgan Chase MTN
1.70%, 3/1/18	540,000	542,209
JPMorgan Chase & Co.
2.55%, 3/1/21	300,000	304,210
Metropolitan Life Global Funding I
2.30%, 4/10/19 (A)	254,000	258,744
2.00%, 4/14/20 (A)	400,000	397,892
1.50%, 1/10/18 (A)	74,000	74,314
Metropolitan Life Global Funding I MTN
1.95%, 12/3/18 (A)	250,000	252,641
PNC Bank
2.25%, 7/2/19	994,000	1,013,353
1.95%, 3/4/19	250,000	252,702
PNC Bank MTN
2.15%, 4/29/21	250,000	251,524
Royal Bank of Canada MTN
2.15%, 3/15/19	648,000	657,706
2.15%, 3/6/20	485,000	495,865
Simon Property Group
2.20%, 2/1/19	416,000	424,580
US Bancorp MTN
1.95%, 11/15/18	453,000	461,104
Ventas Realty
2.00%, 2/15/18	274,000	274,780
Wells Fargo
6.00%, 11/15/17	56,000	59,893
2.50%, 3/4/21	470,000	477,498
2.13%, 4/22/19	801,000	815,471
Wells Fargo MTN
2.60%, 7/22/20	700,000	717,510
Welltower
4.95%, 1/15/21	145,000	159,081
		19,480,290
HEALTH CARE — 1.3%
Amgen
2.20%, 5/22/19	785,000	801,607

INDUSTRIALS — 5.2%
Burlington Northern Santa Fe
4.70%, 10/1/19	50,000	55,475
Caterpillar Financial Services MTN
1.70%, 6/16/18	400,000	404,032
GE Capital International Funding
2.34%, 11/15/20 (A)	815,000	833,840
General Electric
5.25%, 12/6/17	264,000	281,926
General Electric Capital MTN
2.20%, 1/9/20	100,000	102,568
Lockheed Martin
2.50%, 11/23/20	250,000	257,196
1.85%, 11/23/18	540,000	547,544
Raytheon
3.13%, 10/15/20	545,000	579,436
		3,062,017
INFORMATION TECHNOLOGY — 2.1%
Apple
2.10%, 5/6/19	515,000	527,885
Cisco Systems
2.13%, 3/1/19	150,000	153,867
1.60%, 2/28/19	150,000	151,936
Oracle
2.38%, 1/15/19	410,000	424,017
		1,257,705
MATERIALS — 1.0%
BHP Billiton
1.63%, 2/24/17	569,000	570,707

TELECOMMUNICATION SERVICES — 5.9%
AT&T
2.45%, 6/30/20	980,000	995,345
1.40%, 12/1/17	592,000	592,043
Verizon Communications
3.65%, 9/14/18	1,248,000	1,314,190
2.63%, 2/21/20	335,000	345,174
2.38%, 9/14/18	175,000	179,653
1.04%, 6/9/17	60,000	60,045
		3,486,450
UTILITIES — 2.4%
Duke Energy Carolinas
7.00%, 11/15/18	500,000	569,165
PacifiCorp
5.65%, 7/15/18	275,000	301,480
5.50%, 1/15/19	475,000	524,627
		1,395,272
TOTAL CORPORATE OBLIGATIONS		49,676,678

REGIONAL GOVERNMENT OBLIGATIONS — 5.8%
Province of Ontario Canada
2.00%, 1/30/19	890,000	902,997
1.65%, 9/27/19	941,000	945,127
Province of Quebec Canada
3.50%, 7/29/20	1,453,000	1,562,302
TOTAL REGIONAL GOVERNMENT OBLIGATIONS		3,410,426

U.S. TREASURY OBLIGATIONS — 4.1%
U.S. Treasury Bond
2.63%, 11/15/20	520,000	551,424
U.S. Treasury Notes
3.13%, 5/15/19	155,000	165,238
1.38%, 1/31/21	385,000	386,850
1.25%, 3/31/21	500,000	499,238
0.88%, 7/15/17 to 7/15/18	855,000	856,999
TOTAL U.S. TREASURY OBLIGATIONS		2,459,749

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.9%
FANNIE MAE — 2.4%
3.76%, 6/25/21 (B)	500,000	542,041
3.50%, 12/1/25 (B)	814,825	867,435
		1,409,476
FANNIE MAE, DISCOUNT NOTE — 0.5%
1.94%, 10/9/19 (B)(C)	300,000	285,107

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		1,694,583

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM 1- to 5-Year Corporate Bond Portfolio • Schedule of Investments

April 30, 2016 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
REPURCHASE AGREEMENT — 2.6%
Counterparty: Bank of Nova Scotia
0.280% dated 4/29/16, due 05/2/16
in the amount of $1,524,036, fully collateralized by a $1,554,000 U.S. Government Obligation, coupon 1.30%, maturity 02/26/19, value $1,554,956	$1,524,000	$1,524,000
TOTAL REPURCHASE AGREEMENT		1,524,000
TOTAL INVESTMENTS
(Cost $58,301,522)† — 99.5%		58,765,436
OTHER ASSETS AND LIABILITIES, NET — 0.5%		281,727
NET ASSETS — 100.0%		$59,047,163

†	At April 30, 2016, the tax basis cost of the Fund's investments was $58,301,522, and the unrealized appreciation and depreciation were $492,606 and $(28,692), respectively.
††	More narrow industries are utilized for compliance purposes.
(A)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2016, these securities amounted to $4,255,233 or 7.2% of net assets of the Fund.
(B)	The Federal Housing Finance Agency ("FHFA") placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.
(C)	The rate shown is the effective yield at time of purchase.

MTN — Medium Term Note

As of April 30, 2016, all of the Fund’s investments in securities were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended of April 30, 2016, there have been no transfers between Level 1, Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes to Financial Statements.

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM 5- to 10-Year Corporate Bond Portfolio • Schedule of Investments

April 30, 2016 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
CORPORATE OBLIGATIONS†† — 83.2%
CONSUMER DISCRETIONARY — 7.5%
21st Century Fox America
3.00%, 9/15/22	$335,000	$348,179
Ford Motor Credit
5.88%, 8/2/21	501,000	578,344
4.38%, 8/6/23	125,000	135,085
3.20%, 1/15/21	225,000	231,794
3.10%, 5/4/23	500,000	500,000
Home Depot
2.63%, 6/1/22	410,000	424,330
NBCUniversal Media
4.38%, 4/1/21	487,000	544,449
Time Warner
3.40%, 6/15/22	385,000	400,574
		3,162,755
CONSUMER STAPLES — 7.2%
Anheuser-Busch InBev Finance
3.65%, 2/1/26	300,000	316,228
3.30%, 2/1/23	265,000	276,181
2.63%, 1/17/23	254,000	256,112
Coca-Cola Co.
2.50%, 4/1/23	175,000	180,114
CVS Health
3.38%, 8/12/24	610,000	641,027
2.75%, 12/1/22	501,000	511,559
PepsiCo
3.10%, 7/17/22	400,000	426,061
SABMiller Holdings
3.75%, 1/15/22 (A)	377,000	402,778
		3,010,060
ENERGY — 14.9%
Canadian Natural Resources
3.90%, 2/1/25	298,000	281,695
3.80%, 4/15/24	393,000	371,781
3.45%, 11/15/21	242,000	234,952
Chevron
2.36%, 12/5/22	553,000	555,451
ConocoPhillips
3.35%, 11/15/24	289,000	289,606
Enbridge Energy Partners
5.88%, 10/15/25	100,000	105,353
4.38%, 10/15/20	150,000	151,578
Enterprise Products Operating
3.75%, 2/15/25	295,000	304,398
3.35%, 3/15/23	402,000	408,153
Exxon Mobil
3.18%, 3/15/24	285,000	301,220
Husky Energy
3.95%, 4/15/22	150,000	150,734
Kinder Morgan Energy Partners
2.65%, 2/1/19	216,000	213,792
Occidental Petroleum
3.50%, 6/15/25	150,000	157,463
3.13%, 2/15/22	395,000	411,187
Phillips 66
4.30%, 4/1/22	580,000	630,461
Statoil
3.70%, 3/1/24	100,000	105,856
2.45%, 1/17/23	624,000	619,641
Suncor Energy
3.60%, 12/1/24	520,000	527,866
TransCanada PipeLines
2.50%, 8/1/22	490,000	472,268
		6,293,455
FINANCIALS — 31.2%
AvalonBay Communities MTN
2.95%, 9/15/22	311,000	316,551
2.85%, 3/15/23	325,000	327,312
Bank of America MTN
4.10%, 7/24/23	588,000	625,744
4.00%, 4/1/24	625,000	656,556
3.88%, 8/1/25	220,000	228,459
2.63%, 4/19/21	50,000	50,333
Bank of Nova Scotia
4.50%, 12/16/25	170,000	175,197
2.80%, 7/21/21	541,000	555,280
Berkshire Hathaway Finance
3.00%, 5/15/22	315,000	330,745
Boston Properties
3.65%, 2/1/26	225,000	235,592
Branch Banking & Trust
3.63%, 9/16/25	1,000,000	1,047,493
Citigroup
3.75%, 6/16/24	702,000	731,158
3.40%, 5/1/26	250,000	250,886
3.30%, 4/27/25	440,000	443,428
ERP Operating
4.63%, 12/15/21	82,000	92,133
3.38%, 6/1/25	545,000	566,365
General Electric Capital MTN
3.15%, 9/7/22	268,000	283,097
HSBC Holdings
3.40%, 3/8/21	100,000	103,579
JPMorgan Chase
3.90%, 7/15/25	345,000	365,632
3.30%, 4/1/26	325,000	329,102
3.25%, 9/23/22	695,000	721,678
3.13%, 1/23/25	275,000	275,748
Metropolitan Life Global Funding I
3.88%, 4/11/22 (A)	50,000	53,677
3.00%, 1/10/23 (A)	382,000	385,011
PNC Bank
2.95%, 2/23/25	302,000	304,566
PNC Bank MTN
3.25%, 6/1/25	320,000	331,663
Royal Bank of Canada MTN
4.65%, 1/27/26	420,000	437,702
US Bancorp MTN
4.13%, 5/24/21	260,000	285,174
US Bank
2.80%, 1/27/25	320,000	327,519
Ventas Realty
3.25%, 8/15/22	509,000	511,716
Wells Fargo
2.50%, 3/4/21	300,000	304,786
Wells Fargo MTN
3.45%, 2/13/23	1,010,000	1,034,576
3.30%, 9/9/24	100,000	103,061
3.00%, 2/19/25	175,000	175,553
Welltower
4.95%, 1/15/21	175,000	191,995
		13,159,067

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM 5- to 10-Year Corporate Bond Portfolio • Schedule of Investments

April 30, 2016 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
INDUSTRIALS — 9.0%
Burlington Northern Santa Fe
3.65%, 9/1/25	$325,000	$354,179
3.05%, 9/1/22	130,000	137,580
3.00%, 3/15/23	164,000	171,002
Canadian Pacific Railway
4.50%, 1/15/22	69,000	75,470
Caterpillar
3.90%, 5/27/21	232,000	255,118
CSX
3.35%, 11/1/25	150,000	156,782
GE Capital International Funding
3.37%, 11/15/25 (A)	495,000	528,736
General Electric Capital MTN
3.10%, 1/9/23	331,000	351,442
Lockheed Martin
3.55%, 1/15/26	470,000	503,842
3.35%, 9/15/21	301,000	321,209
Norfolk Southern
3.85%, 1/15/24	241,000	256,249
Raytheon
3.15%, 12/15/24	125,000	132,172
3.13%, 10/15/20	105,000	111,634
2.50%, 12/15/22	389,000	399,173
Union Pacific
3.25%, 8/15/25	50,000	53,585
		3,808,173
INFORMATION TECHNOLOGY — 3.5%
Apple
3.20%, 5/13/25	140,000	146,863
2.85%, 5/6/21	498,000	523,340
2.40%, 5/3/23	605,000	607,674
International Business Machines
3.63%, 2/12/24	175,000	189,624
		1,467,501
MATERIALS — 1.2%
BHP Billiton Finance USA
3.85%, 9/30/23	120,000	127,928
3.25%, 11/21/21	352,000	368,706
		496,634
TELECOMMUNICATION SERVICES — 5.3%
AT&T
3.90%, 3/11/24	203,000	214,972
3.40%, 5/15/25	340,000	345,622
3.00%, 2/15/22	473,000	483,790
Verizon Communications
5.15%, 9/15/23	802,000	922,375
3.50%, 11/1/24	250,000	260,614
		2,227,373
UTILITIES — 3.4%
Consolidated Edison Co. of New York
3.30%, 12/1/24	294,000	307,766
Duke Energy Carolinas
3.90%, 6/15/21	446,000	488,565
PacifiCorp
3.60%, 4/1/24	285,000	306,335
2.95%, 2/1/22	310,000	324,024
		1,426,690
TOTAL CORPORATE OBLIGATIONS		35,051,708

REGIONAL GOVERNMENT OBLIGATIONS — 7.2%
Province of Ontario Canada
3.20%, 5/16/24	825,000	881,447
2.45%, 6/29/22	690,000	707,135
Province of Quebec Canada
2.88%, 10/16/24	775,000	806,163
2.75%, 8/25/21	623,000	649,715

TOTAL REGIONAL GOVERNMENT OBLIGATIONS		3,044,460

U.S. TREASURY OBLIGATIONS — 5.2%
U.S. Treasury Notes
2.50%, 5/15/24	275,000	291,629
2.25%, 11/15/24	195,000	202,777
2.00%, 2/15/25 to 8/15/25	895,000	911,041
1.63%, 2/15/26	500,000	491,328
1.50%, 1/31/22 to 3/31/23	300,000	299,047
TOTAL U.S. TREASURY OBLIGATIONS		2,195,822

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.1%
FANNIE MAE — 2.1%
2.72%, 2/25/22 (B)	200,000	207,223
2.46%, 4/25/23 (B)	300,000	303,615
2.39%, 1/25/23 (B)	250,000	253,595
2.72%, 10/25/24 (B)	100,000	102,488
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		866,921

REPURCHASE AGREEMENT — 2.9%
Counterparty: Bank of Nova Scotia
0.280% dated 4/29/16, due 05/2/16
in the amount of $1,236,029, fully collateralized by a $1,260,000 U.S. Government Obligation, coupon 1.30%, maturity 2/26/19, value $1,260,775	1,236,000	1,236,000
TOTAL REPURCHASE AGREEMENT		1,236,000
TOTAL INVESTMENTS
(Cost $41,461,125)† — 100.6%		42,394,911
OTHER ASSETS AND LIABILITIES, NET — (0.6)%		(240,509)
NET ASSETS — 100.0%		$42,154,402

†	At April 30, 2016, the tax basis cost of the Fund's investments was $41,461,125, and the unrealized appreciation and depreciation were $988,775 and $(54,989), respectively.
††	More narrow industries are utilized for compliance purposes.
(A)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2016, these securities amounted to $1,370,202 or 3.3% of net assets of the Fund.
(B)	The Federal Housing Finance Agency ("FHFA") placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.

MTN — Medium Term Note

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM 5- to 10-Year Corporate Bond Portfolio • Schedule of Investments

April 30, 2016 (unaudited)

As of April 30, 2016, all of the Fund’s investments in securities were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended of April 30, 2016, there have been no transfers between Level 1, Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes to Financial Statements.

TD ASSET MANAGEMENT USA FUNDS INC.

Epoch U.S. Equity Shareholder Yield Fund • Schedule of Investments

April 30, 2016 (unaudited)

DESCRIPTION	SHARES	VALUE
COMMON STOCK — 96.5%
CONSUMER DISCRETIONARY — 5.2%
Brinker International	436	$20,196
Daimler	17	1,186
Daimler ADR	314	21,898
Genuine Parts	337	32,342
Home Depot	234	31,330
McDonald's	201	25,424
Regal Entertainment Group, Cl A	1,094	22,810
Time Warner	261	19,612
		174,798
CONSUMER STAPLES — 17.6%
Altria Group	889	55,749
Campbell Soup	678	41,839
Coca-Cola	807	36,153
Coca-Cola Enterprises	606	31,803
Colgate-Palmolive	265	18,794
CVS Health	230	23,115
Hershey	217	20,205
Kimberly-Clark	521	65,224
Kraft Heinz Co.	631	49,262
Molson Coors Brewing, Cl B	333	31,845
PepsiCo.	258	26,564
Philip Morris International	755	74,081
Procter & Gamble	562	45,027
Reynolds American	1,123	55,701
Wal-Mart Stores	349	23,338
		598,700
ENERGY — 4.6%
Enterprise Products Partners (A)	784	20,925
Exxon Mobil	434	38,365
Occidental Petroleum	585	44,840
Royal Dutch Shell ADR, Cl A	602	31,840
Spectra Energy	699	21,858
		157,828
FINANCIALS — 12.4%
Allianz ADR	1,538	26,208
Arthur J Gallagher	928	42,725
BlackRock, Cl A	87	31,001
CME Group, Cl A	529	48,620
Commonwealth Bank of Australia ADR	269	15,120
Corrections Corp of America ‡	639	19,438
Iron Mountain ‡	1,448	52,895
M&T Bank	199	23,546
Marsh & McLennan	517	32,649
People's United Financial	1,375	21,313
US Bancorp	614	26,212
Wells Fargo	494	24,690
Welltower ‡	796	55,258
		419,675
HEALTH CARE — 7.1%
AbbVie	1,106	67,466
Johnson & Johnson	500	56,040
Medtronic	318	25,170
Merck	565	30,984
Pfizer	693	22,668
UnitedHealth Group	298	39,241
		241,569
INDUSTRIALS — 16.5%
3M	310	51,888
Boeing	159	21,433
Deluxe	655	41,121
Eaton	529	33,470
Emerson Electric	631	34,471
General Dynamics	223	31,336
Honeywell International	306	34,967
Lockheed Martin	300	69,714
Raytheon	482	60,901
Republic Services, Cl A	720	33,890
RR Donnelley & Sons	1,656	28,814
United Parcel Service, Cl B	327	34,358
United Technologies	259	27,032
Waste Management	933	54,851
		558,246
INFORMATION TECHNOLOGY — 9.2%
Apple	318	29,809
Automatic Data Processing	480	42,451
Cisco Systems	908	24,961
Intel	591	17,895
Linear Technology	442	19,660
Microchip Technology	840	40,816
Microsoft	715	35,657
Oracle	767	30,573
Paychex	585	30,490
Texas Instruments	672	38,331
		310,643
MATERIALS — 2.6%
Agrium	215	18,516
Bemis	620	31,112
Dow Chemical	728	38,300
		87,928
TELECOMMUNICATION SERVICES — 5.7%
AT&T	1,691	65,645
CenturyLink	1,057	32,714
Verizon Communications	1,235	62,911
Vodafone Group ADR	980	32,085
		193,355
UTILITIES — 15.6%
Ameren	1,088	52,224
CMS Energy	995	40,476
Dominion Resources	428	30,589
Duke Energy	703	55,382
Entergy	333	25,035
Eversource Energy	796	44,926
NiSource	1,125	25,549
PPL	1,497	56,347
SCANA	362	24,866
Southern	486	24,349
TECO Energy	645	17,912
Vectren	562	27,454
WEC Energy Group	1,019	59,316
Westar Energy, Cl A	345	17,805
WGL Holdings	391	26,545
		528,775
TOTAL COMMON STOCK		3,271,517
TOTAL INVESTMENTS
(Cost $2,778,692)†— 96.5%		3,271,517
OTHER ASSETS AND LIABILITIES, NET — 3.5%		119,741
NET ASSETS — 100.0%		$3,391,258

TD ASSET MANAGEMENT USA FUNDS INC.

Epoch U.S. Equity Shareholder Yield Fund • Schedule of Investments

April 30, 2016 (unaudited)

†	At April 30, 2016, the tax basis cost of the Fund's investments was $2,778,692, and the unrealized appreciation and depreciation were $549,077 and $(56,252), respectively.
‡	Real Estate Investment Trust.
(A)	Security considered Master Limited Partnership. At April 30, 2016, this security amounted to $20,925 or 0.6% of net assets.

ADR — American Depositary Receipt
Cl — Class

As of April 30, 2016, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended April 30, 2016, there have been no transfers between Level 1, Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes to Financial Statements.

TD ASSET MANAGEMENT USA FUNDS INC.

Epoch U.S. Large Cap Core Equity Fund • Schedule of Investments

April 30, 2016 (unaudited)

DESCRIPTION	SHARES	VALUE
COMMON STOCK — 99.0%
CONSUMER DISCRETIONARY — 13.2%
Advance Auto Parts	416	$64,937
Comcast, Cl A	1,025	62,279
Dick's Sporting Goods	961	44,533
Genuine Parts	379	36,373
Home Depot	475	63,598
PVH	416	39,769
Time Warner	1,027	77,169
TJX	1,050	79,611
		468,269
CONSUMER STAPLES — 5.2%
JM Smucker	305	38,729
Kimberly-Clark	450	56,336
PepsiCo.	849	87,413
		182,478
ENERGY — 4.0%
Anadarko Petroleum	858	45,268
Devon Energy	690	23,929
Occidental Petroleum	960	73,584
		142,781
FINANCIALS — 17.3%
American International Group	1,606	89,647
Ameriprise Financial	670	64,253
BlackRock, Cl A	255	90,864
Chubb	300	35,358
Citizens Financial Group	2,111	48,236
CME Group, Cl A	801	73,620
FNF Group	1,157	36,908
Marsh & McLennan	640	40,416
Synchrony Financial *	1,768	54,048
US Bancorp	885	37,781
Voya Financial	1,217	39,516
		610,647
HEALTH CARE — 14.0%
Abbott Laboratories	1,346	52,359
AbbVie	1,269	77,409
Allergan *	376	81,426
Gilead Sciences	903	79,654
McKesson	563	94,483
UnitedHealth Group	838	110,348
		495,679
INDUSTRIALS — 13.8%
Boeing	747	100,696
Danaher	950	91,913
General Electric	3,143	96,647
Ingersoll-Rand	1,088	71,308
Nielsen Holdings	831	43,328
Norfolk Southern	217	19,554
Rockwell Collins	738	65,084
		488,530
INFORMATION TECHNOLOGY — 23.9%
Alphabet, Cl C *	140	97,021
Apple	1,397	130,955
Applied Materials	2,612	53,468
Check Point Software Technologies *	408	33,811
F5 Networks *	544	56,984
Fidelity National Information Services	1,047	68,892
First Data, Cl A *	3,854	43,897
Microsoft	2,554	127,368
Oracle	2,217	88,370
Seagate Technology	2,117	46,087
Visa, Cl A	1,292	99,794
		846,647
MATERIALS — 2.0%
Ecolab	112	12,878
EI du Pont de Nemours	867	57,144
		70,022
TELECOMMUNICATION SERVICES — 1.0%
CenturyLink	1,096	33,921

UTILITIES — 4.6%
Eversource Energy	992	55,988
PPL	1,090	41,028
WEC Energy Group	1,153	67,116
		164,132
TOTAL COMMON STOCK		3,503,106
TOTAL INVESTMENTS
(Cost $3,264,745)† — 99.0%		3,503,106
OTHER ASSETS AND LIABILITIES, NET — 1.0%		33,842
NET ASSETS — 100.0%		$3,536,948

†	At April 30, 2016, the tax basis cost of the Fund's investments was $3,264,745, and the unrealized appreciation and depreciation were $463,336 and $(224,975), respectively.
*	Non-income producing security.

Cl — Class

As of April 30, 2016, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended April 30, 2016, there have been no transfers between Level 1, Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes to Financial Statements.

TD ASSET MANAGEMENT USA FUNDS INC.

Epoch Global Equity Shareholder Yield Fund • Schedule of Investments

April 30, 2016 (unaudited)

DESCRIPTION	SHARES	VALUE
U.S. COMMON STOCK — 48.0%
CONSUMER DISCRETIONARY — 2.1%
McDonald's	870	$110,046
Regal Entertainment Group, Cl A	2,914	60,757
		170,803
CONSUMER STAPLES — 7.9%
Altria Group	1,952	122,410
Coca-Cola	1,093	48,966
Kimberly-Clark	682	85,380
PepsiCo.	508	52,304
Philip Morris International	1,466	143,844
Procter & Gamble	735	58,888
Reynolds American	2,489	123,454
		635,246
ENERGY — 2.9%
Enterprise Products Partners (A)	1,886	50,337
Exxon Mobil	815	72,046
Occidental Petroleum	1,476	113,135
		235,518
FINANCIALS — 8.1%
Arthur J Gallagher	945	43,508
BlackRock, Cl A	140	49,886
CME Group, Cl A	662	60,844
Corrections Corp of America ‡	2,870	87,305
Iron Mountain ‡	3,604	131,654
People's United Financial	3,587	55,599
Wells Fargo	1,275	63,725
Welltower ‡	2,188	151,891
		644,412
HEALTH CARE — 2.8%
AbbVie	1,090	66,490
Johnson & Johnson	470	52,678
Merck	1,059	58,076
Pfizer	1,470	48,084
		225,328
INDUSTRIALS — 4.8%
Eaton	955	60,423
Emerson Electric	1,080	59,000
Lockheed Martin	291	67,623
RR Donnelley & Sons	4,351	75,707
United Parcel Service, Cl B	590	61,991
Waste Management	989	58,143
		382,887
INFORMATION TECHNOLOGY — 3.6%
Automatic Data Processing	603	53,329
Cisco Systems	2,135	58,691
Microchip Technology	1,246	60,543
Microsoft	963	48,025
Texas Instruments	1,230	70,159
		290,747
MATERIALS — 1.8%
Agrium	515	44,352
Dow Chemical	1,767	92,962
		137,314
TELECOMMUNICATION SERVICES — 4.5%
AT&T	3,607	140,024
CenturyLink	2,489	77,035
Verizon Communications	2,626	133,768
		350,827
UTILITIES — 9.5%
Ameren	1,982	95,136
Duke Energy	1,716	135,187
Entergy	1,490	112,018
PPL	4,118	155,002
Southern	1,318	66,032
TECO Energy	1,738	48,264
WEC Energy Group	2,542	147,970
		759,609
TOTAL U.S. COMMON STOCK		3,832,691
FOREIGN COMMON STOCK — 47.6%
AUSTRALIA — 3.4%
Commonwealth Bank of Australia	928	52,137
Sonic Healthcare Limited	2,965	43,781
Telstra	24,449	99,642
Westpac Banking	3,169	74,817
		270,377
CANADA — 4.7%
BCE	3,164	148,378
Rogers Communications, Cl B	3,381	131,500
Shaw Communications, Cl B	2,687	49,726
TELUS	1,453	46,067
		375,671
FRANCE — 5.4%
AXA	3,272	82,482
Sanofi	479	39,551
SCOR	1,528	52,026
TOTAL	2,399	120,675
Vinci	1,357	101,372
Vivendi	1,940	37,231
		433,337
GERMANY — 7.0%
Allianz SE	384	65,186
BASF	997	82,368
Daimler	1,311	91,106
Deutsche Post	1,876	55,078
Deutsche Telekom	3,334	58,352
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	674	124,988
Siemens	781	81,487
		558,565
ITALY — 1.8%
Terna Rete Elettrica Nazionale	24,911	140,454

NETHERLANDS — 1.3%
Unibail-Rodamco‡	398	106,641

NORWAY — 3.0%
Orkla	8,048	70,267
Statoil ASA	7,127	125,955
Yara International	1,188	47,568
		243,790
SINGAPORE — 1.3%
Singapore Exchange	8,505	47,621
Singapore Telecommunications	19,200	55,108
		102,729

TD ASSET MANAGEMENT USA FUNDS INC.

Epoch Global Equity Shareholder Yield Fund • Schedule of Investments

April 30, 2016 (unaudited)

DESCRIPTION	SHARES	VALUE
SPAIN — 0.7%
Gas Natural SDG	2,705	$56,264

SWEDEN — 0.9%
Svenska Handelsbanken, Cl A	5,412	72,044

SWITZERLAND — 2.6%
Nestle SA	622	46,360
Roche Holding AG	213	53,844
Swisscom	213	108,021
		208,225
TAIWAN — 0.8%
Taiwan Semiconductor Manufacturing ADR	2,805	66,170

UNITED KINGDOM — 14.7%
AstraZeneca ADR	3,367	97,508
BAE Systems	13,860	96,661
British American Tobacco	1,853	112,904
Diageo	2,110	56,913
GlaxoSmithKline	5,536	118,018
Imperial Tobacco Group	2,406	130,725
National Grid	11,063	157,574
Royal Dutch Shell ADR, Cl A	2,095	110,804
SSE	3,731	82,319
Unilever	1,673	74,668
Vodafone Group	42,220	135,224
		1,173,318
TOTAL FOREIGN COMMON STOCK		3,807,585

TOTAL INVESTMENTS
(Cost $7,531,106)† — 95.6%		7,640,276
OTHER ASSETS AND LIABILITIES, NET — 4.4%		352,100
NET ASSETS — 100.0%		$7,992,376

†	At April 30, 2016, the tax basis cost of the Fund's investments was $7,531,106, and the unrealized appreciation and depreciation were $382,623 and $(273,453), respectively.
‡	Real Estate Investment Trust.
(A)	Security considered Master Limited Partnership. At April 30, 2016, this security amounted to $50,337 or 0.6% of net assets.

ADR — American Depositary Receipt

Cl — Class

As of April 30, 2016, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended April 30, 2016, there were transfers between Level 1 and Level 2 assets and liabilities. The primary reason for changes in the classifications between Levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes to Financial Statements.

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Global Low Volatility Equity Fund • Schedule of Investments

April 30, 2016 (unaudited)

DESCRIPTION	SHARES	VALUE
FOREIGN COMMON STOCK — 58.5%
AUSTRALIA — 5.6%
AGL Energy	8,972	$124,772
Amcor	6,181	72,376
AusNet Services	94,410	110,190
Brambles	5,905	56,034
CSL	123	9,837
GPT Group‡	15,724	60,138
Mirvac Group‡	24,534	34,884
Sonic Healthcare Limited	7,341	108,397
Stockland‡	13,033	43,305
Tatts Group	20,310	58,219
Telstra	25,041	102,054
Wesfarmers	213	6,927
		787,133
BELGIUM — 1.5%
Colruyt	1,954	112,498
Groupe Bruxelles Lambert	486	42,923
Proximus SADP	1,705	57,349
		212,770
CANADA — 16.1%
AltaGas	900	21,878
Bank of Montreal	931	60,652
BCE	2,297	107,719
CAE	8,500	100,534
Canadian Imperial Bank of Commerce	658	53,146
Canadian National Railway	631	38,855
Canadian Tire, Cl A	200	21,785
Canadian Utilities, Cl A	4,500	129,437
CI Financial	4,940	109,375
Empire	5,731	95,235
Enbridge	1,400	58,156
Fairfax Financial Holdings	69	36,983
First Capital Realty	6,333	102,513
Fortis	3,709	117,652
George Weston	1,231	106,823
Gildan Activewear	3,847	119,485
Great-West Lifeco	2,940	86,511
Intact Financial	1,674	123,879
Metro, Cl A	3,335	111,610
Power Financial	1,663	43,725
RioCan‡	1,740	37,832
Rogers Communications, Cl B	831	32,321
Royal Bank of Canada	2,001	124,267
Saputo	1,732	54,457
Shaw Communications, Cl B	4,779	88,442
Sun Life Financial	3,223	109,942
TELUS	1,178	37,348
TransCanada	2,897	120,295
		2,250,857
CHILE — 2.5%
Aguas Andinas, Cl A	204,930	118,735
Banco de Chile	1,001,697	109,816
Colbun	426,671	114,980
		343,531
DENMARK — 1.2%
DSV	2,394	100,737
Tryg	1,982	37,416
William Demant Holding*	278	28,571
		166,724
FRANCE — 1.7%
Aeroports de Paris	412	51,847
Atos	890	79,174
Danone	722	50,571
L'Oreal	53	9,616
Sodexo	442	44,634
		235,842
GERMANY — 1.3%
Fresenius	1,251	90,990
Fresenius Medical Care	1,015	88,039
		179,029
HONG KONG — 2.3%
Cheung Kong Infrastructure Holdings	4,600	43,498
CLP Holdings	12,150	112,386
MTR	22,500	111,385
PCCW	70,000	47,467
		314,736
ISRAEL — 1.8%
Azrieli Group	1,379	55,242
Bank Hapoalim	17,185	88,525
Mizrahi Tefahot Bank	7,728	89,886
Teva Pharmaceutical Industries	363	19,941
		253,594
ITALY — 1.7%
Snam	19,076	116,424
Terna Rete Elettrica Nazionale	20,864	117,636
		234,060
JAPAN — 3.8%
Asahi Group Holdings	1,400	44,432
FamilyMart	1,150	60,691
Lawson	1,300	100,624
Nagoya Railroad	3,000	15,130
Nippon Telegraph & Telephone	1,700	76,076
Oracle Japan	1,600	86,180
Osaka Gas	29,000	104,550
Secom	600	46,107
Tokyo Gas	700	3,090
		536,880
LUXEMBOURG — 0.5%
SES	2,346	64,001

MALAYSIA — 0.2%
YTL Power International	82,238	31,577

NEW ZEALAND — 0.7%
Contact Energy	6,001	21,286
Spark New Zealand	29,011	75,153
		96,439
PHILIPPINES — 0.8%
Aboitiz Power	117,600	112,615

QATAR — 0.8%
Commercial Bank QSC	6,479	67,594
Qatar Electricity & Water Co. QSC	693	39,459
		107,053
SINGAPORE — 2.5%
ComfortDelGro	23,207	49,871

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Global Low Volatility Equity Fund • Schedule of Investments

April 30, 2016 (unaudited)

DESCRIPTION	SHARES	VALUE
Sembcorp Industries	11,145	$23,950
Singapore Press Holdings	40,700	122,870
Singapore Technologies Engineering	15,587	37,320
Singapore Telecommunications	18,011	51,695
StarHub	26,040	64,091
		349,797
SPAIN — 0.1%
Red Electrica	121	10,803

SWEDEN — 0.2%
TeliaSonera	7,209	34,427

SWITZERLAND — 4.0%
Kuehne + Nagel International	602	86,726
Nestle SA	1,378	102,707
Novartis AG	1,116	85,157
Roche Holding AG	340	85,948
Schindler Holding	141	25,913
Swiss Prime Site	833	72,984
Swisscom	112	56,800
Wolseley	782	43,660
		559,895
TAIWAN — 4.9%
Chang Hwa Commercial Bank	100,080	52,285
Chunghwa Telecom ADR	3,463	118,088
First Financial Holdings	138,957	68,072
Formosa Petrochemical	20,000	56,863
Hon Hai Precision Industry	5,000	11,952
Hua Nan Financial Holdings	18,637	9,043
Taiwan Business Bank*	255,205	65,833
Taiwan Cooperative Financial Holdings	202,327	89,392
Taiwan Mobile	34,169	112,827
Uni-President Enterprises	59,000	106,465
		690,820
UNITED KINGDOM — 4.3%
AstraZeneca	131	7,519
Babcock International Group	1,047	14,495
Centrica	9,872	34,388
Compass Group	6,085	108,383
Diageo	1,649	44,478
Direct Line Insurance Group	2,472	13,072
National Grid	7,215	102,766
Next	529	39,305
Reckitt Benckiser Group	718	69,808
Severn Trent	826	26,878
SSE	4,357	96,130
United Utilities Group	3,151	43,255
		600,477
TOTAL FOREIGN COMMON STOCK		8,173,060
U.S. COMMON STOCK — 40.7%
CONSUMER DISCRETIONARY — 2.8%
AutoZone *	104	79,584
Comcast, Cl A	331	20,112
McDonald's	866	109,540
Thomson Reuters	2,801	115,281
TJX	831	63,006
		387,523
CONSUMER STAPLES — 8.2%
Campbell Soup	366	22,586
Church & Dwight	242	22,433
Clorox	623	78,018
Coca-Cola	1,282	57,434
Colgate-Palmolive	901	63,899
ConAgra Foods	700	31,192
Constellation Brands, Cl A	400	62,424
Dr Pepper Snapple Group	839	76,274
General Mills	1,074	65,879
Hershey	989	92,086
Hormel Foods	762	29,375
Kellogg	797	61,218
Kimberly-Clark	420	52,580
McCormick	727	68,178
PepsiCo.	1,027	105,740
Procter & Gamble	1,189	95,263
Sysco	2,578	118,768
Wal-Mart Stores	727	48,615
		1,151,962
ENERGY — 0.6%
Exxon Mobil	1,000	88,400

FINANCIALS — 6.4%
Arch Capital Group *	970	68,375
Berkshire Hathaway, Cl B *	416	60,520
CME Group, Cl A	300	27,573
Everest Re Group	577	106,687
Loews	1,700	67,456
M&T Bank	500	59,160
Marsh & McLennan	1,316	83,105
New York Community Bancorp	4,800	72,144
Northern Trust	1	71
People's United Financial	5,649	87,560
PNC Financial Services Group	100	8,778
US Bancorp	2,532	108,091
Wells Fargo	1,916	95,762
WR Berkley	912	51,072
		896,354
HEALTH CARE — 3.1%
Cardinal Health	935	73,360
DaVita HealthCare Partners *	946	69,909
Eli Lilly	1,501	113,371
Johnson & Johnson	242	27,123
Merck	700	38,388
Patterson	416	18,034
Stryker	100	10,901
Varian Medical Systems *	416	33,771
Waters *	346	45,035
		429,892
INDUSTRIALS — 7.6%
Cintas	1,101	98,848
Deere	600	50,466
General Dynamics	485	68,152
Honeywell International	923	105,471
Lockheed Martin	485	112,704
Northrop Grumman	69	14,232
Raytheon	485	61,280
Republic Services, Cl A	2,501	117,722
Rockwell Collins	200	17,638
Roper Industries	316	55,644
Stanley Black & Decker	300	33,576
Stericycle *	900	86,004
TransDigm Group *	500	113,935
Union Pacific	693	60,450

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Global Low Volatility Equity Fund • Schedule of Investments

April 30, 2016 (unaudited)

DESCRIPTION	SHARES	VALUE
Waste Management	693	$40,741
WW Grainger	100	23,452
		1,060,315
INFORMATION TECHNOLOGY — 3.6%
Amphenol, Cl A	1,901	106,133
CA	2,700	80,082
Fidelity National Information Services	600	39,480
Fiserv *	677	66,156
International Business Machines	208	30,356
Motorola Solutions	1,000	75,190
Paychex	1,100	57,332
Synopsys *	1,039	49,373
		504,102
MATERIALS — 0.9%
Praxair	1,023	120,162

TELECOMMUNICATION SERVICES — 0.9%
AT&T	2,900	112,578
Verizon Communications	204	10,392
		122,970
UTILITIES — 6.6%
AGL Resources	500	32,930
Ameren	104	4,992
American Electric Power	104	6,604
American Water Works	1,547	112,560
CMS Energy	1,351	54,959
Consolidated Edison	866	64,604
Dominion Resources	1,401	100,129
DTE Energy	797	71,061
Duke Energy	727	57,273
Entergy	562	42,251
PPL	1,663	62,595
SCANA	839	57,631
Sempra Energy	754	77,926
Southern	2,151	107,765
Xcel Energy	1,766	70,693
		923,973
TOTAL U.S. COMMON STOCK		5,685,653
REGISTERED INVESTMENT COMPANIES — 0.6%
United States — 0.6%
iShares MSCI EAFE Index Fund	747	43,647
SPDR S&P500 ETF Trust	216	44,561
TOTAL REGISTERED INVESTMENT COMPANIES		88,208

TOTAL INVESTMENTS
(Cost $12,899,126)† — 99.8%		13,946,921
OTHER ASSETS AND LIABILITIES, NET — 0.2%		25,611
NET ASSETS — 100.0%		$13,972,532

A list of the open forward foreign currency exchange contracts held by the Fund at April 30, 2016, is as follows:

						Unrealized
	Settlement					Appreciation
Counterparty	Date	Currency to Deliver		Currency to Receive		(Depreciation)
BNY Mellon	5/31/16	AUD	830,620	USD	644,373	$13,561
BNY Mellon	5/31/16	CAD	2,694,200	USD	2,119,920	(27,382)
BNY Mellon	5/31/16	CHF	479,050	USD	493,204	(6,769)
BNY Mellon	5/31/16	DKK	907,100	USD	137,741	(1,937)
BNY Mellon	5/31/16	EUR	785,100	USD	887,257	(12,467)
BNY Mellon	5/31/16	GBP	396,200	USD	568,142	(10,807)
BNY Mellon	5/31/16	HKD	2,228,500	USD	287,384	5
BNY Mellon	5/31/16	ILS	995,400	USD	264,473	(2,036)
BNY Mellon	5/31/16	JPY	57,890,300	USD	529,331	(15,106)
BNY Mellon	5/31/16	NZD	116,100	USD	80,365	(575)
BNY Mellon	5/31/16	SEK	294,505	USD	36,365	(345)
BNY Mellon	5/31/16	SGD	495,300	USD	367,079	(918)
BNY Mellon	5/31/16	USD	13,099	CAD	16,600	132
BNY Mellon	5/31/16	USD	42,910	SGD	58,000	183
HSBC	5/31/16	GBP	32,000	USD	45,887	(873)
RBC	5/31/16	AUD	140,000	USD	108,607	2,285
RBC	5/31/16	CAD	159,000	USD	125,109	(1,615)
						$(64,664)

For the period ended April 30, 2016, the total amount of all open forward foreign currency exchange contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

†	At April 30, 2016, the tax basis cost of the Fund's investments was $12,899,126, and the unrealized appreciation and depreciation were $1,495,007 and $(447,212), respectively.
*	Non-income producing security.
‡	Real Estate Investment Trust.

ADR — American Depositary Receipt

AUD — Australian Dollar

BNY — Bank of New York

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

DKK — Danish Krone

EAFE — Europe, Australasia and Far East

ETF — Exchange-Traded Fund

EUR — Euro

GBP — British Pound Sterling

HKD — Hong Kong Dollar

HSBC — Hong Kong and Shanghai Banking Corporation

ILS — Israeli New Sheckel

JPY — Japanese Yen

MSCI — Morgan Stanley Capital International

NZD — New Zealand Dollar

RBC — Royal Bank of Canada

S&P — Standard & Poor’s

SEK — Swedish Krone

SGD — Singapore Dollar

SPDR — Standard & Poor’s Depositary Receipt

USD — U.S. Dollar

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Global Low Volatility Equity Fund • Schedule of Investments

April 30, 2016 (unaudited)

The following is a list of the inputs used as of April 30, 2016, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Foreign Common Stock
Australia	$787,133	$—	$—	$787,133
Belgium	212,770	—	—	212,770
Canada	2,250,857	—	—	2,250,857
Chile	343,531	—	—	343,531
Denmark	166,724	—	—	166,724
France	235,842	—	—	235,842
Germany	179,029	—	—	179,029
Hong Kong	314,736	—	—	314,736
Israel	—	253,594	—	253,594
Italy	234,060	—	—	234,060
Japan	—	536,880	—	536,880
Luxembourg	64,001	—	—	64,001
Malaysia	31,577	—	—	31,577
New Zealand	96,439	—	—	96,439
Philippines	112,615	—	—	112,615
Qatar	—	107,053	—	107,053
Singapore	349,797	—	—	349,797
Spain	10,803	—	—	10,803
Sweden	34,427	—	—	34,427
Switzerland	559,895	—	—	559,895
Taiwan	690,820	—	—	690,820
United Kingdom	600,477	—	—	600,477
U.S. Common Stock	5,685,653	—	—	5,685,653
Registered Investment Companies	88,208	—	—	88,208
Total Investments in Securities	$13,049,394	$897,527	$—	$13,946,921
Other Financial Instruments
Forward Foreign Currency Exchange Contracts*
Unrealized Appreciation	$—	$16,166	$—	$16,166
Unrealized Depreciation	—	(80,830)	—	(80,830)
Total Other Financial Instruments	$—	$(64,664)	$—	$(64,664)

*	Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended April 30, 2016, certain foreign equity securities were fair valued using other observable market-based inputs in place of the closing exchange prices on which the investments are principally traded as a result of movement in U.S. markets that exceeded the specified threshold established by the Fair Value Procedures and, accordingly, transferred from Level 1 to Level 2.

For the period ended April 30, 2016, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes to Financial Statements.

TD ASSET MANAGEMENT USA FUNDS INC.

Epoch Global All Cap Fund • Schedule of Investments

April 30, 2016 (unaudited)

DESCRIPTION	SHARES	VALUE
U.S. COMMON STOCK — 55.5%
CONSUMER DISCRETIONARY — 6.7%
Comcast, Cl A	620	$37,671
Home Depot	450	60,251
Madison Square Garden *	245	38,460
Time Warner	800	60,112
TJX	852	64,599
		261,093
CONSUMER STAPLES — 8.9%
CVS Health	1,150	115,575
JM Smucker	492	62,474
Kimberly-Clark	290	36,305
Mondelez International, Cl A	952	40,898
Philip Morris International	586	57,498
Procter & Gamble	431	34,532
		347,282
ENERGY — 4.2%
Anadarko Petroleum	920	48,539
Core Laboratories	371	49,588
Occidental Petroleum	868	66,532
		164,659
FINANCIALS — 3.9%
CME Group, Cl A	573	52,664
NorthStar Realty Finance ‡	1,510	19,313
Synchrony Financial *	2,632	80,460
		152,437
HEALTH CARE — 6.1%
Allergan *	130	28,153
Gilead Sciences	410	36,166
McKesson	234	39,270
Teva Pharmaceutical Industries ADR	1,074	58,479
UnitedHealth Group	593	78,086
		240,154
INDUSTRIALS — 7.5%
Danaher	433	41,893
General Dynamics	275	38,643
General Electric	2,599	79,919
Hexcel	1,367	61,884
Raytheon	300	37,905
Stericycle *	335	32,013
		292,257
INFORMATION TECHNOLOGY — 16.7%
Alphabet, Cl C *	96	66,529
Apple	626	58,681
Applied Materials	2,209	45,218
Automatic Data Processing	332	29,362
Cypress Semiconductor	5,235	47,272
Facebook, Cl A *	337	39,625
Fidelity National Information Services	650	42,770
First Data, Cl A *	4,400	50,116
Microsoft	1,811	90,315
Oracle	1,550	61,783
Universal Display *	1,005	58,602
Visa, Cl A	789	60,942
		651,215
UTILITIES — 1.5%
PPL	1,605	60,412

TOTAL U.S. COMMON STOCK		2,169,509

FOREIGN COMMON STOCK — 34.6%
AUSTRALIA — 1.9%
Amcor	6,306	73,840

BELGIUM — 1.7%
Anheuser-Busch InBev	529	65,480

FRANCE — 4.2%
Airbus Group	874	54,653
Safran	868	59,803
Sodexo	492	49,683
		164,139
GERMANY — 1.2%
Continental	208	45,681

HONG KONG — 1.8%
AIA Group	11,515	69,326

IRELAND — 1.4%
Experian	3,113	56,903

ISRAEL — 1.0%
Check Point Software Technologies*	475	39,363

JAPAN — 2.4%
Calbee	1,700	66,183
FANUC	200	29,544
		95,727
SPAIN — 1.3%
Cellnex Telecom SAU (A)	3,100	51,151

SWITZERLAND — 3.0%
Nestle SA	813	60,596
Roche Holding AG	219	55,360
		115,956
UNITED KINGDOM — 14.7%
BT Group, Cl A	6,390	41,381
Croda International	1,274	56,050
Diageo	2,815	75,929
Imperial Tobacco Group	1,901	103,287
SABMiller	627	38,341
Smith & Nephew	3,720	62,834
Unilever	940	41,953
Vodafone Group	25,892	82,928
WPP	3,045	71,010
		573,713
TOTAL FOREIGN COMMON STOCK		1,351,279

TOTAL INVESTMENTS
(Cost $3,404,396)† — 90.1%		3,520,788
OTHER ASSETS AND LIABILITIES, NET — 9.9%		387,510
NET ASSETS — 100.0%		$3,908,298

TD ASSET MANAGEMENT USA FUNDS INC.

Epoch Global All Cap Fund • Schedule of Investments

April 30, 2016 (unaudited)

†	At April 30, 2016, the tax basis cost of the Fund's investments was $3,404,396, and the unrealized appreciation and depreciation were $273,678 and $(157,286), respectively.
(A)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2016, these securities amounted to $51,151 or 1.3% of net assets of the Fund.
*	Non-income producing security.
‡	Real Estate Investment Trust.

ADR — American Depositary Receipt
Cl — Class

The following is a list of the inputs used as of April 30, 2016, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Common Stock	$2,169,509	$—	$—	$2,169,509
Foreign Common Stock
Australia	73,840	—	—	73,840
Belgium	65,480	—	—	65,480
France	164,139	—	—	164,139
Germany	45,681	—	—	45,681
Hong Kong	69,326	—	—	69,326
Ireland	56,903	—	—	56,903
Israel	39,363	—	—	39,363
Japan	—	95,727	—	95,727
Spain	51,151	—	—	51,151
Switzerland	115,956	—	—	115,956
United Kingdom	573,713	—	—	573,713
Total Investments in Securities	$3,425,061	$95,727	$—	$3,520,788

For the period ended April 30, 2016, there were transfers between Level 1 and Level 2 assets and liabilities. The primary reason for changes in the classifications between Levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded.

For the period ended April 30, 2016, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes to Financial Statements.

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Target Return Fund • Schedule of Investments

April 30, 2016 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
CONVERTIBLE BONDS — 55.1%
CONSUMER DISCRETIONARY — 3.4%
Cervus Equipment
6.00%, 7/31/17	$3,000	$2,391
Restoration Hardware Holdings
7.01%, 7/15/20 (A)(B)	46,000	34,586
4.72%, 6/15/19 (A)(B)	35,000	28,832
Tesla Motors
0.25%, 3/1/19	38,000	35,696
		101,505
CONSUMER STAPLES — 2.4%
Herbalife
2.00%, 8/15/19	77,000	73,150

ENERGY — 4.1%
Alpha Appalachia Holdings
3.25%, 8/1/15 (C)	9,000	56
Chesapeake Energy
2.50%, 5/15/37	59,000	50,740
2.50%, 5/15/37	16,000	13,760
2.25%, 12/15/38	20,000	12,900
Scorpio Tankers
2.38%, 7/1/19 (B)	16,000	13,750
SEACOR Holdings
2.50%, 12/15/27	22,000	21,464
Solazyme
5.00%, 10/1/19	20,000	10,000
		122,670
FINANCIALS — 20.3%
Artis
5.75%, 6/30/18	19,000	19,142
Colony Financial
5.00%, 4/15/23	43,000	39,345
Dream Global Real Estate Investment Trust
5.50%, 7/31/18	28,000	22,428
E-House China Holdings
2.75%, 12/15/18 (B)	9,000	8,848
Ezcorp
2.13%, 6/15/19	17,000	12,707
FXCM
2.25%, 6/15/18	108,000	59,940
IAS Operating Partnership
5.00%, 3/15/18 (B)	128,000	123,200
New Mountain Finance
5.00%, 6/15/19	19,000	18,525
Pennymac
5.38%, 5/1/20	116,000	106,793
Prospect Capital
5.88%, 1/15/19	38,000	37,264
5.75%, 3/15/18	32,000	32,020
5.38%, 10/15/17	14,000	14,044
4.75%, 4/15/20	46,000	42,866
Redwood Trust
4.63%, 4/15/18	33,000	31,164
Resource Capital
6.00%, 12/1/18	17,000	15,906
TCP Capital
5.25%, 12/15/19	7,000	6,969
TICC Capital
7.50%, 11/1/17	8,000	8,000
TPG Specialty Lending
4.50%, 12/15/19	13,000	13,057
		612,218
HEALTH CARE — 2.1%
AMAG Pharmaceuticals
2.50%, 2/15/19	9,000	10,682
Teligent
3.75%, 12/15/19	18,000	14,816
Vivus
4.50%, 5/1/20 (B)	56,000	37,800
		63,298
INDUSTRIALS — 1.3%
KEYW Holding
2.50%, 7/15/19	10,000	8,025
Silver Standard Resources
2.88%, 2/1/33 (B)	37,000	31,335
		39,360
INFORMATION TECHNOLOGY — 12.3%
Cornerstone OnDemand
1.50%, 7/1/18	36,000	36,000
Finisar
0.50%, 12/15/33	10,000	9,531
FireEye
1.00%, 6/1/35 (B)	65,000	56,184
InvenSense
1.75%, 11/1/18	22,000	20,501
LinkedIn
0.50%, 11/1/19	47,000	43,886
Micron Technology
3.00%, 11/15/43	44,000	31,157
ModusLink Global Solutions
5.25%, 3/1/19	1,000	709
NetSuite
0.25%, 6/1/18	6,000	5,978
Nuance Communications
1.00%, 12/15/35 (B)	60,000	54,225
PROS Holdings
2.00%, 12/1/19	28,000	22,120
SINA
1.00%, 12/1/18	21,000	20,619
SouFun Holdings
2.00%, 12/15/18	4,000	3,933
SunEdison
2.63%, 6/1/23 (B)(C)	49,000	1,715
Twitter
0.25%, 9/15/19	54,000	46,913
Verint Systems
1.50%, 6/1/21	20,000	17,975
		371,446
TELECOMMUNICATION SERVICES — 5.5%
Alaska Communications Systems Group
6.25%, 5/1/18	16,000	15,240
Clearwire Communications
8.25%, 12/1/40 (B)	149,000	151,235
		166,475
UTILITIES — 3.7%
NRG Yield
3.50%, 2/1/19 (B)	53,000	50,913

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Target Return Fund • Schedule of Investments

April 30, 2016 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT/ SHARES	VALUE
Pattern Energy Group
4.00%, 7/15/20 (B)	$64,000	$60,640
		111,553
TOTAL CONVERTIBLE BONDS		1,661,675
COMMON STOCK — 12.5%
CONSUMER DISCRETIONARY — 0.3%
Dick's Sporting Goods	100	4,634
MDC Partners, Cl A	100	2,024
TransAlta	400	2,091
		8,749
ENERGY — 0.5%
AltaGas	100	2,431
Canadian Natural Resources	100	3,003
Canyon Services Group	400	1,556
Cenovus Energy	100	1,585
SandRidge Energy *	5,046	500
Suncor Energy	100	2,935
TransCanada	100	4,152
		16,162
FINANCIALS — 10.3%
Acasta Enterprises, Cl A *	1,300	10,102
Alignvest Acquisition, Cl A *	400	3,083
Annaly Capital Management ‡	900	9,378
AR Capital Acquisition *	200	1,977
Atlantic Alliance Partnership *	200	2,074
Bank of Cyprus *	574,600	99,350
Bank of Nova Scotia	100	5,244
Berkshire Hathaway, Cl B *	100	14,548
Boulevard Acquisition II *	700	6,867
Brookfield Asset Management, Cl A	150	5,069
Canadian Imperial Bank of Commerce	100	8,077
Capitol Acquisition III *	1,100	10,774
Double Eagle Acquisition *	1,500	14,933
Dundee Acquisition, Cl A *	400	3,134
Easterly Acquisition *	700	6,923
FinTech Acquisition *	300	3,225
Gibraltar Growth, Cl A *	200	1,525
Global Partner Acquisition *	500	4,887
Gores Holdings *	1,200	11,832
GP Investments Acquisition, Cl U *	200	2,050
Harmony Merger *	400	4,040
Hennessy Capital Acquisition II *	400	4,020
Hydra Industries Acquisition *	300	3,098
INFOR Acquisition, Cl A *	700	5,423
Pace Holdings *	1,300	12,922
Quinpario Acquisition 2 *	1,200	12,000
Royal Bank of Canada	100	6,210
Silver Run Acquisition *	1,178	12,157
Terrapin 3 Acquisition *	800	8,204
VEREIT ‡	500	4,440
WL Ross Holding *	1,100	11,638
		309,204
INDUSTRIALS — 0.2%
Air Canada, Cl B *	600	4,462
KBR	100	1,556
		6,018
INFORMATION TECHNOLOGY — 0.5%
Hewlett Packard Enterprise	100	1,666
Open Text	100	5,599
Oracle	100	3,986
QUALCOMM	100	5,052
		16,303
MATERIALS — 0.2%
ArcelorMittal	525	2,956
Freeport-McMoRan	100	1,400
Teck Resources, Cl B	100	1,224
		5,580
UTILITIES — 0.5%
Atco, Cl I	100	3,266
Canadian Utilities, Cl A	100	2,877
Capital Power	100	1,416
TransAlta Renewables	850	8,387
		15,946
TOTAL COMMON STOCK		377,962
CORPORATE OBLIGATIONS — 10.4%
CONSUMER DISCRETIONARY — 2.2%
Best Buy
5.00%, 8/1/18	$25,000	26,421
Goodyear Tire & Rubber
7.00%, 5/15/22	20,000	21,600
Neiman Marcus Group
8.00%, 10/15/21 (B)	20,000	17,400
		65,421
CONSUMER STAPLES — 1.4%
Constellation Brands
7.25%, 5/15/17	20,000	21,075
Spectrum Brands
6.38%, 11/15/20	20,000	21,105
		42,180
FINANCIALS — 0.7%
BlackBerry
6.00%, 11/13/20	19,000	19,867

HEALTH CARE — 0.9%
HCA
6.50%, 2/15/20	25,000	27,688

INDUSTRIALS — 1.3%
Bombardier
7.50%, 3/15/18 (B)	20,000	20,375
International Lease Finance
5.75%, 5/15/16	20,000	20,013
		40,388
MATERIALS — 1.9%
First Quantum Minerals
7.00%, 2/15/21 (B)	11,000	8,965
6.75%, 2/15/20 (B)	11,000	9,157
Resolute Forest Products
5.88%, 5/15/23	20,000	15,050
Teck Resources
2.50%, 2/1/18	25,000	23,750
		56,922
TELECOMMUNICATION SERVICES — 2.0%
CenturyLink
5.80%, 3/15/22	20,000	19,750

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Target Return Fund • Schedule of Investments

April 30, 2016 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT/ SHARES	VALUE
Sprint Nextel
6.00%, 12/1/16	$20,000	$20,100
T-Mobile USA
6.63%, 11/15/20	20,000	20,700
		60,550
TOTAL CORPORATE OBLIGATIONS		313,016
REGISTERED INVESTMENT COMPANIES — 7.9%
Energy Select Sector SPDR Fund	100	6,751
Highland/iBoxx Senior Loan ETF	500	9,250
iShares 20+ Year Treasury Bond ETF	100	12,938
iShares 3-7 Year Treasury Bond ETF	100	12,563
iShares Gold Bullion ETF	100	908
iShares JP Morgan USD Emerging Markets Bond ETF	42	4,688
iShares US Preferred Stock ETF	1,300	50,934
Pennant Park Floating Rate Closed End Management Investment Company	1,423	16,877
SPDR Barclays Convertible Securities ETF	1,100	47,784
SPDR Barclays Short Term High Yield Bond ETF	2,900	77,140
TOTAL REGISTERED INVESTMENT COMPANIES		239,833
U.S. TREASURY OBLIGATIONS — 4.7%
U.S. Treasury Bonds
2.18%, 5/15/43 (A)	$59,000	27,857
2.18%, 11/15/43 (A)	59,000	27,885
2.15%, 8/15/43 (A)	59,000	28,030
2.15%, 2/15/44 (A)	62,000	28,919
2.10%, 5/15/44 (A)	63,000	28,854
TOTAL U.S. TREASURY OBLIGATIONS		141,545
PREFERRED STOCK — 4.6%
Bank of America*	10	11,783
Brookfield Office Properties*	496	10,987
Brookfield Property Split	50	996
Chesapeake Energy, CV to 37.037 shares*(B)	53	16,695
Dynegy*	100	6,494
Element Financial	200	3,976
Frontier Communications, CV to 17.0213 shares*	100	10,430
Mediawan*	5,000	56,394
SandRidge Energy*	700	1,575
SandRidge Energy, CV to 12.4805 shares*	530	1,431
TransAlta	319	2,428
Wells Fargo, CV to 6.3814 shares*	10	12,460
Welltower*‡	50	3,087
TOTAL PREFERRED STOCK		138,736
TOTAL INVESTMENTS
(Cost $3,191,869)† — 95.2%		2,872,767
OTHER ASSETS AND LIABILITIES, NET — 4.8%		144,641
NET ASSETS — 100.0%		$3,017,408

A list of the open forward foreign currency exchange contracts held by the Fund at April 30, 2016, is as follows (1):

					Unrealized
					Apprecitaion
Settlement Date	Currency to Deliver		Currency to Receive		(Depreciation)
5/31/16	CAD	464,464	USD	365,462	$(4,721)
5/31/16	CHF	1	USD	1	–
5/31/16	EUR	198,867	USD	224,764	(3,138)
5/31/16	USD	246,733	CAD	312,022	1,952
5/31/16	USD	86,447	EUR	76,365	1,066
					$(4,841)

(1) Counterparty is BNY Mellon.

For the period ended April 30, 2016, the total amount of all open forward foreign currency exchange contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

†	At April 30, 2016, the tax basis cost of the Fund's investments was $3,191,869, and the unrealized appreciation and depreciation were $54,658 and $(373,760), respectively.
*	Non-income producing security.
‡	Real Estate Investment Trust.
(A)	The rate shown is the effective yield at time of purchase
(B)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2016, these securities amounted to $725,855 or 24.1% of net assets of the Fund.
(C)	Security is in default on interest payments.

BNY — Bank of New York

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

CV — Convertible

ETF — Exchange-Traded Fund

EUR — Euro

SPDR — Standard & Poor’s Depositary Receipt

USD — U.S. Dollar

The following is a list of the inputs used as of April 30, 2016, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Convertible Bonds	$—	$1,661,675	$—	$1,661,675
Common Stock	278,612	99,350	—	377,962
Corporate Obligations	—	313,016	—	313,016
Registered Investment Companies	239,833	—	—	239,833
U.S. Treasury Obligations	—	141,545	—	141,545
Preferred Stock	64,072	74,664	—	138,736
Total Investments in Securities	$582,517	$2,290,250	$—	$2,872,767

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Target Return Fund • Schedule of Investments

April 30, 2016 (unaudited)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Exchange Contracts*
Unrealized Appreciation	$—	$3,018	$—	$3,018
Unrealized Depreciation	—	(7,859)	—	(7,859)
Total Other Financial Instruments	$—	$(4,841)	$—	$(4,841)

*	Forward foreign currency exchange contracts are valued at the unrealized appreciation on the instrument.

For the period ended April 30, 2016, there were transfers between Level 1 and Level 2 assets and liabilities. The primary reason for changes in the classifications between Levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes to Financial Statements.

TD ASSET MANAGEMENT USA FUNDS INC.

Epoch U.S. Small-Mid Cap Equity Fund • Schedule of Investments

April 30, 2016 (unaudited)

DESCRIPTION	SHARES	VALUE
COMMON STOCK†† — 98.4%
CONSUMER DISCRETIONARY — 15.8%
Advance Auto Parts	9,612	$1,500,433
Armstrong Flooring *	16,621	242,002
Brinker International	43,099	1,996,345
Brunswick Corp.	32,604	1,565,970
Cracker Barrel Old Country Store	6,212	909,499
Dick's Sporting Goods	32,970	1,527,830
Fossil Group *	27,324	1,106,622
PVH	17,082	1,633,039
Service International	74,773	1,994,196
Steven Madden *	38,246	1,338,992
Urban Outfitters *	31,946	968,603
Visteon	10,564	841,634
		15,625,165
CONSUMER STAPLES — 4.6%
B&G Foods	34,814	1,434,685
TreeHouse Foods *	16,132	1,426,069
United Natural Foods *	47,033	1,677,667
		4,538,421
ENERGY — 1.2%
Dril-Quip *	10,459	677,952
Oil States International *	14,518	502,904
		1,180,856
FINANCIALS — 26.1%
Apartment Investment & Management Co., Cl A ‡	24,434	978,826
Arthur J Gallagher	32,886	1,514,071
Bank of Hawaii	29,145	1,993,809
BankUnited	50,837	1,753,877
Blackstone Mortgage Trust, Cl A ‡	36,068	991,149
CBOE Holdings	12,240	758,390
CubeSmart ‡	42,133	1,247,558
CVB Financial	90,462	1,554,137
Diamond Hill Investment Group	4,017	704,019
First Republic Bank	23,869	1,678,468
GEO Group ‡	44,106	1,412,715
Glacier Bancorp	55,565	1,438,578
Kite Realty Group Trust ‡	45,546	1,240,218
LegacyTexas Financial Group	45,962	1,133,423
Liberty Property Trust ‡	44,583	1,555,947
Markel Corp. *	1,902	1,710,107
Morningstar	14,696	1,222,707
NorthStar Realty Europe ‡	13,578	161,986
NorthStar Realty Finance ‡	40,754	521,244
Texas Capital Bancshares *	27,176	1,245,204
Waddell & Reed Financial, Cl A	48,747	991,514
		25,807,947
HEALTH CARE — 9.9%
Air Methods *	58,892	2,177,826
Alkermes *	40,796	1,621,641
Bio-Rad Laboratories, Cl A *	11,258	1,596,947
Integra LifeSciences Holdings *	16,487	1,167,609
US Physical Therapy	21,529	1,073,436
WellCare Health Plans *	14,936	1,344,091
Wright Medical Group *	45,862	861,289
		9,842,839

INDUSTRIALS — 15.6%
Allison Transmission Holdings, Cl A	36,807	1,060,410
Armstrong World Industries *	41,043	1,674,965
Curtiss-Wright	12,700	972,566
Genesee & Wyoming, Cl A *	17,783	1,157,851
Hexcel	40,837	1,848,691
Jacobs Engineering Group *	17,762	791,830
Mueller Industries	54,311	1,714,055
Stericycle *	7,239	691,759
Wabtec	21,591	1,790,542
Werner Enterprises	47,168	1,195,237
Woodward	48,141	2,609,723
		15,507,629
INFORMATION TECHNOLOGY — 17.0%
Check Point Software Technologies *	11,149	923,918
CommVault Systems *	39,186	1,715,171
Cypress Semiconductor	117,868	1,064,348
EVERTEC	64,853	873,570
F5 Networks *	14,518	1,520,760
Harmonic *	178,332	617,029
National Instruments	40,001	1,102,828
NetScout Systems *	71,585	1,593,482
PTC *	48,496	1,768,164
Qorvo *	21,665	975,575
Total System Services	30,153	1,542,024
Universal Display *	32,748	1,909,536
WEX *	12,845	1,213,724
		16,820,129
MATERIALS — 4.4%
Chemtura *	16,090	448,107
Flotek Industries *	33,221	313,939
Methanex	19,016	664,799
Reliance Steel & Aluminum	21,988	1,626,452
Silgan Holdings	25,880	1,313,151
		4,366,448
TELECOMMUNICATION SERVICES — 0.2%
Lumos Networks *	18,201	232,063

UTILITIES — 3.6%
NorthWestern	19,601	1,114,121
Vectren	28,848	1,409,225
Westar Energy, Cl A	19,748	1,019,194
		3,542,540
TOTAL COMMON STOCK		97,464,037
TOTAL INVESTMENTS
(Cost $99,471,008)† — 98.4%		97,464,037
OTHER ASSETS AND LIABILITIES, NET — 1.6%		1,574,487
NET ASSETS — 100.0%		$99,038,524

†	At April 30, 2016, the tax basis cost of the Fund's investments was $99,471,008, and the unrealized appreciation and depreciation were $6,956,887 and $(8,963,858), respectively.
††	More narrow industries are utilized for compliance purposes.
*	Non-income producing security.
‡	Real Estate Investment Trust.

Cl — Class

TD ASSET MANAGEMENT USA FUNDS INC.

Epoch U.S. Small-Mid Cap Equity Fund • Schedule of Investments

April 30, 2016 (unaudited)

As of April 30, 2016, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended April 30, 2016, there have been no transfers between Level 1, Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes to Financial Statements.

TD ASSET MANAGEMENT USA FUNDS INC.

Notes to Financial Statements — April 30, 2016 (unaudited)

Securities Valuation — The Funds’ equity securities for which market quotations are readily available and reliable are valued at current market value. An equity security that is listed on a foreign or domestic exchange (except for securities traded on The Nasdaq Stock Market, Inc. (‘‘NASDAQ’’)), is valued at its last sale price (prior to the time as of which assets are valued) on the exchange where it is principally traded, or, if there is no such reported sale, at the mean of the last bid and asked prices. Equity securities listed on the NASDAQ will be valued at the Nasdaq Official Closing Price (‘‘NOCP’’). If no NOCP is available, the security will be valued at the last sale price on the NASDAQ prior to the calculation of the Fund’s NAV or, if there is no sale price shown on the NASDAQ, at the mean of the last bid and asked price. Debt securities are valued at prices that reflect broker/dealer-supplied valuations or are obtained from independent pricing services, which would consider such factors as security prices, yields, maturities, and ratings, and are deemed representative of market values at the close of the market. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost if the Pricing Sub-Committee concludes that amortized cost approximates market value after taking into account various factors, including but not limited to, credit, liquidity, interest rate conditions and issuer-specific factors. Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the thirty, sixty, ninety and one-hundred eight day forward rates provided by an independent source. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities. When market quotations are not readily available or not reflective of fair value as determined in accordance with fair value procedures approved by the Board (‘‘Fair Value Procedures’’), securities and assets are valued at fair value as determined pursuant to the Fair Value Procedures. To the extent the Funds hold securities that are traded in foreign markets, the Funds may also determine when it is appropriate to apply fair valuation to such securities in accordance with the Fair Value Procedures.

The Funds use Interactive Data Pricing and Reference Data, Inc. (‘‘Interactive Data’’) as a third party fair valuation vendor. Interactive Data provides a fair value for foreign securities in the Funds based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by Interactive Data in the event that there is a movement in the U.S. markets that exceeds a specific threshold established by the Fair Value Procedures. The Fair Value Procedures establishes a ‘‘confidence interval’’ which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Fair Value Procedures is exceeded on a specific day, the Funds value their non-U.S. securities that exceed the applicable ‘‘confidence interval’’ based upon the fair values provided by Interactive Data.

If a local market in which the Funds own securities is closed for one or more days, the Funds shall value all securities held in that corresponding currency based on the fair value prices provided by Interactive Data using the predetermined confidence interval discussed above.

As of April 30, 2016, there were no foreign securities valued in accordance with Fair Value Procedures described above.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurement). The guidance establishes three levels of the fair value hierarchy as follows:

Level 1: Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2: Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, fair valued foreign equities, etc.);

Level 3: Inputs that are unobservable.

A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes ‘‘observable’’ requires significant judgment by management. Management considers observable data to be market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market.

For the period ended April 30, 2016, there have been no changes to the Funds’ fair valuation methodologies. For more details of the investment classification, reference the Schedules of Investments.

Item 2. Controls and Procedures.

(a)	Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)	Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	TD Asset Management USA Funds Inc.

By (Signature and Title)*	/s/ R. Michael Thorfinnson, President

Date: June 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ R. Michael Thorfinnson, President

Date: June 23, 2016

By (Signature and Title)*	/s/ Eric Kleinschmidt, Treasurer

Date: June 23, 2016

* Print the name and title of each signing officer under his or her signature.